As filed with the Securities and Exchange Commission on September 9, 2013

Securities Act of 1933 File No. 333-173967

Investment Company Act of 1940 File No. 811-22555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 ☒

Pre-Effective Amendment No.           ☐

Post-Effective Amendment No. 36 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☒

Amendment No. 38   ☒

(Check Appropriate Box or Boxes)

FLEXSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq.	Peter K. Ewing
Drinker Biddle & Reath LLP	Craig R. Carberry, Esq.
One Logan Square, Ste. 2000	Northern Trust Investments, Inc.
Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus dated [            ], 2013

Subject to Completion

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FlexShares® Trust Prospectus

Fund	Ticker	Stock Exchange

FlexShares® Global Quality Real Estate Index Fund	[ ]	[NYSE Arca]

Prospectus dated [            ], 2013.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, or its affiliates, subsidiaries or any other bank. An investment in the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

-i-

FUND SUMMARY

FlexShares® Global Quality Real Estate Index Fund

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Global Quality Real Estate IndexSM (the “Underlying Index”).

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	[ ]
Total Annual Fund Operating Expenses	[ ]
Expense Reimbursement(2)	[ ]
Total Annual Fund Operating Expenses After Expense Reimbursement	[ ]
(1)	Under the Fund’s Investment Advisory Agreement, Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) is responsible for most of the operating expenses of the Fund. However, the Investment Adviser is not responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. Other expenses are estimated for the current fiscal year as the Fund has not commenced operations as of the date of this Prospectus.

(2)	NTI has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until [ ], 2014. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$[ ]
3 Years	$[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year.

Principal Investment Strategies

The Underlying Index is designed to provide exposure to a portfolio of high-quality publicly-traded equity securities of real estate investment trusts (REITs) and real estate companies that own and operate commercial or residential real estate. Eligible securities are selected for inclusion in the Underlying Index based on fundamental or “quality” factors, such as profitability, management expertise, cash flow and other factors, and value factors, as determined by NTI (in its capacity as the index provider (the “Index Provider”)), pursuant to its index methodology. A company must meet the following criteria to be eligible for inclusion in the Underlying Index: (a) it must be an equity owner and operator of commercial and/or residential real estate; (b) it must have a minimum total market capitalization of at least $[        ] million at the time of its inclusion; (c) at least [    ] % of the company’s total revenue must be derived from the ownership and operation of real estate assets; and (d) the liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities, as determined by the Index Provider pursuant to its index methodology. The following types of securities are not included in the Underlying Index: mortgage REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents and home builders, as well as companies that have more than [    ] % of their assets in direct mortgage investments. In addition to tracking the performance of the Underlying Index, the Investment Adviser seeks to minimize portfolio turnover and tax inefficiencies. The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted on an annual basis and rebalanced quarterly.

As of                     , 2013, the Underlying Index was comprised of securities from markets in the following countries: Australia, Austria, Belgium, Canada, China, Finland, France, Germany, Greece, Hong Kong, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland, United Kingdom and United States. The Index Provider’s index methodology and other factors will cause the composition of the Underlying Index to change over time.

NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error to a greater extent than a fund that seeks to replicate an index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The Fund reserves the right to use a replication indexing strategy if NTI determines that it is in the best interests of the Fund.

The Fund generally will invest under normal circumstances at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts, forward currency contracts, options and swaps, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

The Underlying Index is sponsored by the Index Provider. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Additional information regarding the Index Provider is provided in the “More Information about Underlying Index and Index Provider” section of the Prospectus.

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The Fund is “non-diversified” under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than “diversified” funds.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk is the risk that securities in the Underlying Index or the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk is the risk that, to the extent the Fund’s investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Counterparty Risk is the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

Currency Risk is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

Derivatives Risk is the risk of investing in derivative instruments, including liquidity, interest rate, market, credit, counterparty and management risks, as well as the risk of mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Emerging Markets Risk is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile than other asset classes.

Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

Interest Rate Risk is the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

Issuer Risk is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.

Management Risk is the risk that the representative sampling strategy used by NTI may fail to produce the intended results.

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Market Risk is the risk that the Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Segment Risk is the risk that concentrating in a particular segment of the market will generally be more volatile than investing more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate companies, including REITS, may have a significant impact on the Fund’s performance.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid Cap Stock Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

New Fund Risk is the risk that the Fund faces because it is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s Distributor does not maintain a secondary market in the shares.

Non-Diversification Risk is the risk that Fund performance may depend on the performance of a small number of issuers because the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Passive Investment Risk is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.

Real Estate Securities Risk is the risk that the Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

REIT Risk is the risk that the Fund’s investments will be affected by factors affecting real estate investment trusts (REITs) and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Small Cap Stock Risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Tracking Error Risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund employs a representative sampling strategy, and may incur tracking error to a greater extent than a fund that seeks to replicate an index.

Value Investing Risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

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Fund Performance

Because the Fund has less than one full calendar year of performance, no performance information has been included.

Management

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. [Chad M. Rakvin, Senior Vice President of Northern Trust Investments, Inc., Shaun Murphy, Senior Vice President of Northern Trust Investments, Inc., and Jordan Dekhayser, Vice President of Northern Trust Investments, Inc., have each been managers of the Fund since its inception.]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of [            ] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), NTI and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

This Prospectus describes one Fund, which is currently offered by the FlexShares Trust (the “Trust”) and provides information you need to make an informed decision about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.flexshares.com.

NTI is the investment adviser to the Fund. Shares of the Fund are or will be listed for trading on [NYSE Arca, Inc]. The market price for a share of the Fund may be different from the Fund’s most recent NAV per share.

ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of mutual funds, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by authorized participants. Also unlike shares of mutual funds, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.

An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary due to transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index or to the use of representative sampling. “Tracking error” is the divergence of the performance (return) of the Fund’s portfolio from that of its Underlying Index. NTI expects that, over time, the Fund’s tracking error will not exceed 5%. To the extent the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking variance is monitored by the Investment Adviser at least quarterly by comparing the performance of the Underlying Index to the performance of the Fund. In the event the performance of the Fund is not comparable to the performance of its Underlying Index, the Board of Trustees of the Trust (the “Board of Trustees”) will evaluate the reasons for the deviation and the availability of corrective measures.

The Fund’s investment objective and its Underlying Index may be changed without shareholder approval. The Fund has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the Fund’s investment objective or its Underlying Index. If the Index Provider no longer calculates the Underlying Index of the Fund, if the Underlying Index is terminated for any reason, if the identity or the character of the Underlying Index is materially changed, or for any other reason determined by the Board of Trustees in good faith, the Board of Trustees determines that it is impracticable to substitute a replacement index, it will take whatever action is deemed to be in the best interests of the Fund’s shareholders.

Additional Information About Principal Risks

All investments carry some degree of risk that will affect the value of the Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund. This section takes a closer look at some of the Fund’s principal risks.

Asset Class Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. The securities in the Underlying Index may underperform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk. If the Underlying Index of the Fund concentrates in a particular market, industry, group of industries or sector or asset class, the Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, if the Fund concentrates in a single market, industry, group of industries, sector or asset class may be more susceptible to any single economic, market, political or regulatory occurrence affecting that market, industry, group of industries, sector or asset class.

Currency Risk. The Fund may invest in securities denominated in foreign currencies. While the Fund’s investments may be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s NAV to fluctuate as well. Currency exchange rates can be

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affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Derivatives Risk. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices and may be leveraged. Derivatives include options, total rate of return swaps, currency swaps, equity swaps, interest rate swaps, forward foreign currency exchange contracts and futures contracts. The Fund may use these instruments to help it track its Underlying Index.

An investment in derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. The Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Engaging in derivative transactions involves special risks, including that:

(a) the Fund’s derivatives position will lose value;

(b) the counterparty to the transaction will default;

(c) the value of the derivative instrument will decline more than the value of the assets on which it is based;

(d) the Fund will be unable to sell its position because of lack of market depth or disruption;

(e) the value of a derivative instrument will be difficult to determine; and

(f) loss will occur as a result of inadequate systems or human error.

Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Fund may suffer a loss whether or not the analysis of the Investment Adviser is accurate.

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions, or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

Forward foreign currency contracts. The Fund may enter into forward foreign currency exchange contracts in order to facilitate local settlements or to protect against currency exposure in connection with their distributions to shareholders. The Fund does not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Futures contracts and options on futures contracts. The Fund may invest in U.S. futures contracts and foreign futures contracts to help it track its Underlying Index. The Fund may also purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange, as applicable. The Fund will not use futures or options for speculative purposes.

A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate the Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

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Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the Investment Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

Swaps. The Fund may invest in swap agreements. Swap agreements may be structured in different ways. Equity swaps allow a fund to invest in the market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Currency swaps are contracts that obligate the Fund and another party to exchange their rights to pay or receive specified amounts of currency. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If the Investment Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these instruments were not used. Because these instruments normally are illiquid, the Fund may not be able to terminate its obligations when desired. In addition, if the Fund is obligated to pay the return under the terms of a total rate of return swap, Fund losses due to unanticipated market movements potentially are unlimited. The Fund also may suffer a loss if the other party to a transaction defaults.

Options. To the extent consistent with its investment policies, the Fund may buy put options, buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indexes, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. The Fund may “cover” a call option by owning the security underlying the option or through other means. Put options written by the Fund are “secured” if the Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) on an asset in the future at an agreed upon price prior to the expiration date of the option. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations.

The Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

Emerging Markets Risk. The Fund may invest in emerging market countries. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market. Emerging market countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Latin, Central and South America and Africa. Within these regions, the Fund may invest in countries such as [Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey], although this list may change as market developments occur and may include additional emerging markets. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. The securities laws of emerging market countries may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Global factors and foreign actions may inhibit the flow of foreign capital on which a country is dependent to sustain its growth. In general, securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, and have problems with securities registration and custody. These securities markets also have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and also may be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

The Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign

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investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of those emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern European or other countries.

The Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement and clearance procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve the Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement, clearance or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. In addition, local agents and depositories are subject to local standards of care that may not be as rigorous as developed countries. Governments and other groups may also require local agents to hold securities in depositories that are not subject to independent verification. The less developed a country’s securities market, the greater the risk to the Fund.

The creditworthiness of the local securities firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). The Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

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The Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, all or a significant portion of the Fund’s currency exposure in emerging countries may not be covered by such instruments.

The Fund may be invested in companies located in China (the People’s Republic of China). Investments in companies located in China are subject to legal, regulatory, monetary, political and economic risks. The People’s Republic of China is dominated by the one-party rule of the Communist Party. Investments in China involve the risk of greater control by the government over the economy, political and legal uncertainties and currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and possibly return to the completely centrally-planned economy that existed prior to 1978, and the risk of nationalization or expropriation of assets. China has suffered from social strife, inadequate job growth and corruption as it seeks to decentralize its economy. The economy of China may differ favorably or unfavorably from the U.S. economy in terms of the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, among others. The Chinese government exercises significant control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. China and Hong Kong are prone to frequent typhoons, damaging floods, earthquakes and other natural disasters, which may adversely impact their economies and/or securities markets.

[The Fund may be invested in issuers located in Russia. The Russian economy is heavily dependent on exports. Oil, natural gas, metals, and timber account for more than 80% of Russia’s exports. Therefore, Russia is vulnerable to fluctuations in world commodity prices and on the price and demand for these commodities and natural resources. Any changes in any of these sectors could have an adverse impact on the Russian economy. The Russian securities market is characterized by a limited volume of trading resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There is also little publicly-available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of insufficient registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of shares. Ownership of shares in Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the Fund’s ownership rights could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there is a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets.]

[The Fund may be invested in issuers located in Central and South American countries. The economies of Central and South American countries have experienced considerable difficulties in the past decade, including high inflation rates, high interest rates and currency devaluations. As a result, Central and South American securities markets have experienced great volatility. In addition, a number of Central and South American countries are among the largest emerging country debtors. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. The political history of certain Central and South American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers. Certain Central and South American countries have entered into regional trade agreements that would, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be implemented, will be implemented but not completed or will be completed but then partially or completed unwound. Any of the foregoing risk factors will have an adverse effect on the Fund’s investments in Central and South America.]

Equity Securities Risk. The Fund invests in equity securities, primarily in the form of common stocks and real estate investment trusts (“REITs”).The Fund may also invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners.

Foreign Securities Risk. The Fund will primarily invest in foreign securities. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency.

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Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries. A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities are sensitive to changes in interest rates. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events that otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the recent decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity and more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Some countries in which the Fund invests are in the process of privatizing certain entities and industries. This may expose the Fund to the risk that it will suffer losses in its investments in newly privatized entities due to inability of the newly privatized entities to adjust quickly to a competitive environment or to changing regulatory and legal standards.

On January 1, 1999, the European Economic and Monetary Union (“EMU”) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries.

The European Central Bank has control over each member country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund. [Because of the number of countries using this single currency, a significant portion of the assets held by the Fund may be denominated in the euro.]

The EU requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed in the previous sentence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

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The Fund may invest in the economies of Australasia. The economies of Australasia, which includes Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Because the economies of Australasia are dependent on the economies of Asia, Europe and the United States as key trading partners and investors, reduction in spending by any of these trading partners on Australasian products and services or negative changes in any of these economies may cause an adverse impact on some or all of the Australasian economies.

The United States is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the United States and Mexico, total merchandise trade between the three countries have increased. To further this relationship, the three NAFTA countries entered into the Security and Prosperity Partnership of North America in March 2005, which may further affect Canada’s and Mexico’s dependency on the U.S. economy. Economic events in any one North American country can have a significant economic effect on the entire North American region, and on some or all of the North American countries in which the Fund invests.

Issuer Risk. Issuer risk is the risk that any of the individual companies that the Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.

Management Risk. The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, the Fund is subject to management risk. That is, NTI’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

The Fund is not actively managed. The Fund may be affected by a general decline in the market segments relating to its Underlying Index. The Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. NTI does not attempt to take defensive positions in any market conditions, including declining markets.

Market Risk. Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Securities markets may experience great short term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in the Fund’s NAV in response to market movements, and over longer periods during market downturns.

Market Trading Risks

Absence of Active Market

Although the shares of the Fund described in this Prospectus are or will be listed for trading on a listing exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Shares of the Fund May Trade at Prices Other Than NAV

Shares of the Fund may trade at, above or below its most recent NAV. The per share NAV of the Fund is calculated at the end of the business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), NTI believes that large discounts or premiums to the NAV of the Fund’s shares should not be sustained over the long term. While the creation/redemption feature is designed to make it likely that the Fund’s shares

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normally will trade close to its NAV, exchange prices are not expected to correlate exactly with its NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Secondary Market Trading Risk

Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.

Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Real Estate Securities Risk. The Fund primarily invests in real estate companies and may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The performance of real estate securities may be significantly impacted by the performance of real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares also may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates as well as risks normallyassociated with debt financing. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable domestic and foreign laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the countries and regions in which the real estate owned by the Fund is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company such as a REIT may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

REIT Risk. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of a REIT’s manager. REITs are also subject to risks generally associated with investments in real estate. These risks include: changes in the value of real estate properties and difficulties in valuing and trading real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty and condemnation losses; variations in rental income; changes inthe appeal of property to tenants; tenant bankruptcies andother credit problems; and changes in interest rates. To theextent that assets underlying a REIT are concentratedgeographically, by property type or in certain other respects,these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company that purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company. REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. REITs are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income and failing to maintain their exemptions from investment company registration.

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REITs are also subject to interest rate risks. The REIT investments of the Fund often do not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Also, under current provisions of the Code, distributions attributable to operating income of REITs in which the Fund invests are not eligible for favorable tax treatment as long-term capital gains and will be taxable to you as ordinary income.

Small Cap Stock Risk. The Fund will invest a portion of its assets in small-capitalization companies. Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore the share price of a fund that invests mostly in small-capitalization companies may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of large-capitalization companies to adverse business and economic developments. The stocks of small-capitalization companies may be thinly traded. In addition, small-capitalization companies are typically less stable financially than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also normally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments concerning their products.

Tracking Error Risk. Tracking error risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between the Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, cash holdings, changes in the Underlying Index, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions (such as tax-related diversification requirements that apply to the Fund but not to the Underlying Index) and timing variances, among other factors. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The top holdings of the Fund, when available, can be found at www.flexshares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-855-FLEXETF (1-855-353-9383) or visiting the Trust’s website www.flexshares.com.

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Description of Fund Management

Investment Adviser

Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. NTI is located at 50 South LaSalle Street, Chicago, IL 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of June 30, 2013, Northern Trust Corporation, through its affiliates, had assets under investment management of $803 billion and assets under custody of $4.99 trillion.

Under the Investment Advisory Agreement with the Fund, NTI, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Fund and for placing purchase and sale orders for portfolio securities.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, of [    %] of the Fund’s average daily net assets. From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Investment Advisory Agreement, it is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

NTI has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until [    ], 2014. After this date, NTI and the Fund may mutually agree to extend the contractual arrangement. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders. A discussion regarding the Board of Trustees’ basis for its approval of the Fund’s Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Portfolio Managers

NTI manages assets collectively on a team basis, which allows the firm to maintain continuity of the investment management process. NTI’s Chief Investment Officer leads various teams with respect to strategic overall investment management decisions and the development of investment strategies. Senior investment professionals from NTI’s portfolio management teams are involved in various aspects of managing the FlexShares Funds. Portfolio managers within each specialized team are responsible for the day-to-day management of specific investment strategies and funds. The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the Fund are:

[Chad M. Rakvin is Senior Vice President of NTI. Mr. Rakvin joined NTI in 2004, and has been a member of the quantitative management group for domestic index products.

Shaun Murphy is Senior Vice President of NTI. Since joining NTI in June 2004, Mr. Murphy has managed quantitative equity portfolios.

Jordan Dekhayser is Vice President of NTI. Mr. Dekhayser joined NTI in 2008 and is responsible for managing various international index equity portfolios. Prior to joining NTI, he worked as a sales-trader at Deutsche Bank from 2003 to 2008.]

Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund is available in the SAI.

Administrator, Custodian and Transfer Agent

JPMorgan Chase Bank, N.A. (“JPMorgan”) is the administrator, custodian and transfer agent for the Fund.

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Distributor

Foreside Fund Services, LLC, a Delaware limited liability company, serves as the distributor (“Distributor”) of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 3 Canal Plaza, Portland, Maine 04101. The Distributor is not affiliated with NTI or with JPMorgan or its affiliates.

Shareholder Information

Additional shareholder information is available free of charge by calling toll-free: 1-855-FLEXETF (1-855-353-9383) or visiting the Trust’s website at www.flexshares.com.

Buying and Selling Shares

Shares of the Fund trade on national securities exchanges or elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of the Fund varies over time based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return and an investment in the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section on page [    ]. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund trade under the trading symbol listed for the Fund on the front cover of this Prospectus.

The Trust’s Board of Trustees has adopted a policy whereby the Fund does not monitor for frequent purchases and redemptions of Fund shares (“frequent trading”). The Board of Trustees believes that a frequent trading monitoring policy is unnecessary for the Fund because shares of the Fund are listed and traded on a national securities exchange. Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’sportfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV, because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities.

The Fund is or will be listed on the NYSE Arca, Inc. The NYSE Arca is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and

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you are not considered a registered owner of shares. Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund, known as the “indicative optimized portfolio value” (“IOPV”) will be disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers or market data vendors. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. The IOPV should not be viewed as a “real-time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Determination of Net Asset Value

The Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of the Fund’s shares outstanding.

The investments of the Fund are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees. The Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Fund values securities at fair value as determined in good faith in accordance with the Fund’s fair value pricing procedures as approved by the Board of Trustees. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This difference may adversely affect the Fund’s ability to track its Underlying Index. The portfolio securities of the Fund are primarily listed on foreign exchanges, and their values may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon

17

quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Distribution and Service Plan

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Fund. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of the Fund’s average net assets under the Plan. The Fund does not expect to pay any 12b-1 fees during the current and next fiscal years.

Dividends and Distributions

Dividends from net investment income, including any net foreign currency gains, are generally declared and paid by the Fund quarterly.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from the Fund. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Considerations

The following is a summary of certain tax considerations that may be relevant to an investor in the Fund. The discussions of the federal tax consequences in this Prospectus are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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The Fund intends to qualify as a regulated investment company for federal income tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on the Fund’s distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of the Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is 20%. Every year, the Trust will send you information detailing the amount of ordinary income and capital gains distributed to your account for the previous year.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”) for when certain other requirements are met, then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the long-term capital gain rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) will be subject to the Medicare contribution tax on their “net investment income,” which includes interest, dividends and capital gains at a rate of 3.8%.

A portion of distributions paid by the Fund to shareholders who are corporations also may qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

To the extent that the Fund invests a portion of its assets in entities that qualify as REITs for U.S. federal income tax purposes or foreign corporations that are not “qualified” foreign corporations, distributions attributable to the dividends from those entities will generally not constitute “qualifying dividends” for purposes of the 20% rate. Accordingly, investors in the Fund should anticipate that all or a portion of the dividends they receive may be taxable at the higher rates generally applicable to ordinary income.

Dividends and distributions from the Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January are taxed as though they were paid by December 31.

The Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of the Fund’s assets consists of stock in foreign corporations the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either: (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit; or (2) to take that amount as an itemized deduction. If the Fund is not eligible to make this election or eligible but does not make the election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

If you: (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all; (b) are subject to withholding by the IRS for prior failure to properly include on your return payments of interest or dividends; or (c) have failed to certify to the Trust, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then the Trust will be required in certain cases to withhold and remit to the IRS 28% of the dividends and distributions payable to you.

The sale or redemption of Fund shares is a taxable event on which a gain or loss may be recognized. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

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The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable unless shares are acquired with borrowed funds. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Except as stated below, you may be subject to state and local taxes on Fund distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on certain types of federal securities or interest on securities issued by the particular state or municipalities within the state.

U.S. Tax Treatment of Foreign Shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains. The exemption may not apply, however, if the investment in the Fund is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to the other categories of Fund income, such as dividends from companies whose securities are held by the Fund and interest on debt securities, will generally be subject to a 30% withholding tax when paid to foreign shareholders. However, for taxable years of the Fund beginning before January 1, 2014, certain interest related dividends and short term capital gain dividends as designated by the Fund are not subject to this 30% withholding tax if the shareholder provides a properly completed Form W-8BEN. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. In addition, beginning January 1, 2014, the Fund will be required to withhold 30% tax on payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

A foreign investor will generally not be subject to U.S. tax on gains realized on sales or exchanges of Fund shares unless the investment in the Fund is connected to a trade or business of the investor in the United States or if the investor is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

Taxes on Creations and Redemptions of Creation Units. A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at that time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The Internal Revenue Service, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on a basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

There are certain tax requirements that the Fund must follow in order to qualify as a regulated investment company and to avoid federal income taxation. In its efforts to adhere to these requirements, the Fund may have to limit its investment activity in some types of instruments.

Consult Your Tax Professional. Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. More tax information is provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

Creations and Redemptions

Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [    ] shares or multiples thereof.Each “creator” or “Authorized Participant” enters into an authorized participant agreement with Foreside Fund Services, LLC, the Fund’s distributor. Only an Authorized Participant may create or redeem Creation Units directly with the Fund. A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund cash and/or a designated portfolio of securities (“Deposit Securities”) approximating the holdings of the Fund in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, for cash and/or in-kind for a portfolio of securities held by the Fund (“Fund Securities”). EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE BY THE FUND. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

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The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.

Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay a higher fee to compensate for brokerage and market impact expenses and other associated costs. The standard creation and redemption transaction fees for creations and redemptions in kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. NTI may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional fee up to the maximum amount shown below under “Maximum Additional Variable Charge for Cash Purchases/Maximum Additional Variable Charge for Cash Redemptions.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund.

Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of [    ], the approximate value of one Creation Unit, including standard and maxi-mum additional creation and redemption transaction fees:

	Approximate Value of a Creation Unit		Creation Unit Size	Standard Creation/ Redemption Transaction Fee		Maximum Additional Variable Charge for Creations*	Maximum Additional Variable Charge for Redemptions*
FlexShares® Global Quality Real Estate Index Fund	$	[ ]	[ ]	$	[ ]	[ ]%	[ ]%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemption, of the standard redemption transaction fee.

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Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Financial Highlights

There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

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More Information About The Underlying Index and Index Provider

[The Northern Trust Global Quality Real Estate IndexSM is the property of NTI and has been licensed for use by the FlexShares® Global Quality Real Estate Index Fund.

NTI is the index provider of the Underlying Index and serves as the Investment Adviser of the Fund. NTI has adopted policies and procedures designed to establish a wall of separation between the personnel who have responsibility for the Underlying Index and personnel who have responsibility for managing the Fund. To this end, the policies and procedures: minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, theUnderlying Index or from the portfolio of the Fund; and prevent the dissemination or use of non-public information about pending changes to Underlying Index constituents or methodology.]

Northern Trust Global Quality Real Estate Index is a service mark of NTI and has been licensed for use by FlexShares® Trust. FlexShares® is a registered trademark of NTI.

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Disclaimers

[Northern Trust Investments, Inc. and the FlexShares®Global Quality Real Estate Index Fund ( the “Fund”) make no representation or warranty, express or implied, to (“NTI”) the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Northern Trust Global Quality Real Estate IndexSM (the “Underlying Index”) to track general stock market performance. NTI is the licensor of certain trademarks, service marks and service names of the Fund and other series of FlexShares® Trust. NTI has no obligation to take the needs of FlexShares Trust, the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index.]

[Shares of the Trust are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any FlexShares® Fund or any member of the public regarding the ability of any FlexShares Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any FlexShares Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any FlexShares Fund in connection with the administration, marketing or trading of the shares of the Fund.]

NYSE Arca does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its FlexShares Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of any Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.]

[NEITHER THE FUND NOR NORTHERN TRUST INVESTMENTS, INC. GUARANTEE THE ACCURACY, COMPLETENESS OR PERFORMANCE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY IN CONNECTION WITH THE UNDERLYING INDEX OR UNDERLYING INDEX CALCULATION. NORTHERN TRUST INVESTMENTS, INC. MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FLEXSHARES TRUST, THE FUND OR OWNERS OR USERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NORTHERN TRUST INVESTMENTS, INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NORTHERN TRUST INVESTMENTS, INC. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.]

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Supplemental Information

I. Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Fund and the Fund’s net asset values for various time periods, as applicable, will be available by visiting the Fund’s website at www.flexshares.com.

II. Total Return Information

Additional information about the total return of the Fund and its Underlying Index for various time periods, as applicable, will be available by visiting the Fund’s website at www.flexshares.com.

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For More Information

Annual/Semi-Annual Reports and Statement of Additional Information (“SAI”)

Additional information about the Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders.

Additional information about the Fund and its policies also is available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Trust’s annual and semiannual reports and the SAI are available free on the Trust’s website at www.flexshares.com, and upon request by calling the Fund at 1-855-FLEXETF (1-855-353-9383) or by sending an email request to: info@flexshares.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

By Telephone

Call 1-855-FLEXETF (1-855-353-9383)

By Mail

FlexShares® ETFs

c/o Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

On the Internet

The Fund’s documents are available online and may be downloaded from:

•	The SEC’s website at sec.gov (text-only)

•	FlexShares® Trust’s website at www.flexshares.com

You may review and obtain copies of FlexShares Trust documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of FlexShares Trust documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

811-22555

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Preliminary Statement of Additional Information dated [                    ], 2013

Subject to Completion

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FlexShares® Trust

Statement of Additional Information

Dated [                    ], 2013

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following Fund of the FlexShares Trust (the “Trust”) as such Prospectus may be revised or supplemented from time to time:

Fund	Ticker	Stock Exchange
FlexShares® Global Quality Real Estate Index Fund	[ ]	[NYSE Arca]

The Prospectus for the Fund of the FlexShares Trust included in this SAI is dated [            ], 2013. Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. Copies of the Prospectus may be obtained without charge by visiting www.flexshares.com, writing to FlexShares® ETFs, c/o Foreside Fund Services, LLC, 3 Canal Plaza, Portland, Maine 04101 or calling 1-855-FLEXETF (1-855-353-9383). FlexShares® is a registered trademark of Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency or The Northern Trust Company, its affiliates, subsidiaries or any other bank. An investment in the Fund involves investment risks, including possible loss of principal.

-i-

-ii-

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was formed as a Maryland Statutory Trust on May 13, 2010, originally named NT ETF Trust, and renamed FlexShares® Trust as of April 12, 2011. The Trust is authorized to have multiple series or portfolios. The Trust is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following non-diversified fund (the “Fund”):

FlexShares® Global Quality Real Estate Index Fund

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the “Underlying Index”). The Fund is managed by NTI, an indirect subsidiary of Northern Trust Corporation.

The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a specified basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares of the Fund are, or will be, listed and expected to be traded on the [NYSE Arca, Inc.], a national securities exchange (the “Listing Exchange”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a Cash Component. The number of shares of a Creation Unit of the Fund is as follows:

NAME OF FUND	NUMBER OF SHARES PER CREATION UNIT
FlexShares® Global Quality Real Estate Index Fund	[________]

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares as more fully described in the “Purchase and Redemption of Creation Unit Aggregations” section of this SAI. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 110%, which percentage NTI may change from time to time, of the market value of the missing Deposit Securities. See the “Purchase and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

ADDITIONAL INVESTMENT INFORMATION

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus in the “Shareholder Information” section. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading on at least one Listing Exchange, such as the NYSE Arca, Inc., and trade throughout the day on the Listing Exchange and other secondary markets. In addition, the Fund may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days; (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available; (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) any other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of shares of the Fund, a Listing Exchange disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for the Fund as calculated by an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Therefore, the Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the securities component described in the preceding paragraph, the IOPV for the Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. The IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The following supplements the information contained in the Prospectus concerning the investment objective and strategies of the Fund.

The investment objective of the Fund may be changed without shareholder approval. Except as expressly noted below, the Fund’s investment strategies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, the Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by NTI to be substantially similar to those of any other investment otherwise permitted by the Fund’s investment strategies. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. The Fund generally will invest under normal circumstances at least 80% of its total assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in its Underlying Index. To the extent consistent with its investment policies, the Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts, forward currency contracts, options and swaps, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

NTI uses a representative sampling strategy to manage the Fund. However, the Fund reserves the right to use a replication indexing strategy if NTI determines that it is in the best interests of the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation, duration, maturity and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in its Underlying Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund’s Underlying Index and in Depositary Receipts. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. For these purposes, “net assets” are measured at the time of purchase.

[COMMODITY-LINKED SECURITIES. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial assets. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. An unexpected surplus of a commodity caused by one of the aforementioned factors, for example, may cause a significant decrease in the value of the commodity (and a decrease in the value of any investments directly correlated to the commodity). Conversely, an unexpected shortage of a commodity caused by one of the aforementioned factors may cause a significant increase in the value of the commodity (and a decrease in the value of any investments inversely correlated to that commodity). The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.]

DEPOSITARY RECEIPTS. The Fund’s investment in securities of non-U.S. issuers may also be in the form of ADRs and/or GDRs based on the securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

The ADRs in which the Fund invests will be listed on a national securities exchange. To the extent the Fund invests in GDRs, such GDRs will be listed on a foreign exchange. The Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored.

EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS, CURRENCY SWAPS AND INTEREST RATE SWAPS. The Fund may invest up to 20% of its total assets in swap agreements if NTI believes that it will help the Fund track its Underlying Index. Swap agreements may be structured in different ways.

The Fund may enter into equity swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap agreement will typically be a bank, investment banking firm or broker/dealer. Equity swap agreements may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap agreement would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap agreement had been invested in different stocks (or indexes of stocks).

The Fund may enter into total rate of return swaps, which are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. Currency swaps involve the exchange of rights of the Fund and another party to make or receive payments in specific currencies.

Some swap transactions, such as interest rate and total return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of the swap agreement or periodically during its term. These swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to any swap entered into on a net basis defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap is offset by segregated cash or liquid assets, the Fund and the Investment Adviser believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

The Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by Standard & Poor’s Rating Service (“S&P”), or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s Investors Services, Inc. (“Moody’s”), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser. If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

The use of equity, total rate of return, currency and interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and/or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. For a description of Commodity Futures Trading Commission (“CFTC”) regulations affecting swaps and certain other derivatives, see “Futures Contracts and Related Options” below and Appendix B.

FIXED INCOME SECURITIES. The Fund may invest up to 20% of its total assets in fixed income securities to help track its Underlying Index. Fixed income securities, including corporate debt obligations, generally expose the Fund to the following types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Fund’s income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund); (4) prepayment risk or call risk (the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid, or “called” prior to maturity, requiring the Fund to invest the proceeds at generally lower interest rates); and (5) extension risk (the likelihood that as interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, which will have the effect of locking in a below-market interest rate, increasing the security’s duration and reducing the value of the security).

In periods of declining interest rates, the yield (income from a fixed income security held by the Fund over a stated period of time) of a fixed income security may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a fixed income security may tend to be lower than prevailing market rates. The value of fixed income securities in the Fund’s portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility.

FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Fund, however, does not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities, but rather allow the Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

With respect to any forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains, which might result from changes in the value of such currency. The Fund also may incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is: (i) no higher than the Fund’s price to sell the currency; or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is: (i) as high as or higher than the Fund’s price to buy the currency; or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

FOREIGN INVESTMENTS – GENERAL. The Fund will invest significantly in foreign equity securities. The Fund also may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies, instrumentalities or sponsored enterprises, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations (such as the European Coal and Steel Community) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund to the extent that it invests in foreign securities. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

The Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts or other instruments, any net currency positions of the Fund may expose it to risks independent of its securities positions. Although the net long and short foreign currency exposure of the Fund will not exceed its total asset value, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions.

Dividends and interest payable on the Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. The Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxes” on page [__].

Investors should understand that the expense ratio of the Fund that invests primarily in foreign securities can be expected to be higher than those funds investing primarily in domestic securities. The costs attributable to investing abroad usually are higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the 1940 Act (“foreign sub-custodians”). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to deliver payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remain uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, possible liability to the purchaser. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country.

The Fund may invest a significant percentage of its assets in the securities of issuers located in geographic regions with securities markets that are highly developed, liquid and subject to extensive regulation, including Europe and Japan. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about the rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Recent concerns over the level and sustainability of the sovereign debt of the United States have aggravated this volatility. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries.

In recent years, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has experienced periods of recession. Similar to many European countries, Japan is experiencing a deterioration of its competitiveness. Although Japan is attempting to reform its political process and deregulate its economy to address the situation, there is no guarantee that these efforts will succeed.

Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. Domestic or foreign trade sanctions or other protectionist measures may also adversely impact Japan’s economy. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. Increases in the price of crude oil, a substantial rise in other commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. Additionally, slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy.

The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. The Japanese yen may also be affected by currency volatility elsewhere in Asia, particularly Southeast Asia.

The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.

Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia, among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.

In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. The March 2011 earthquakes and tsunami in Japan have caused volatility in the Japanese securities markets. The longstanding impact of these natural disasters, however, remains unclear.

FOREIGN INVESTMENTS – EMERGING MARKETS. The Fund may invest in countries with emerging economies or securities markets. These countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve the Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations.

Unanticipated political, economic or social developments may affect the value of the Fund’s investments in emerging market countries and the availability to the Fund of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The Fund may be invested in issuers located in Russia. The Russian economy is heavily dependent on exports. Oil, natural gas, metals, and timber account for more than 80% of Russia’s exports. Therefore, Russia is vulnerable to fluctuations in world commodity prices and on the price and demand for these commodities and natural resources. Any changes in any of these sectors could have an adverse impact on the Russian economy. The Russian securities market is characterized by a limited volume of trading resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There is also little publicly-available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of insufficient registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of shares. Ownership of shares in Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the Fund’s ownership rights could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there is a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets.

FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may invest up to 20% of its assets in U.S. and foreign futures contracts if NTI believes that it will help the Fund track its Underlying Index. The Fund may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange as applicable. The Fund will not use futures or options for speculative purposes.

The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirement of the Internal Revenue Code of 1986, as amended (the “Code”) for maintaining its qualifications as a regulated investment company for federal income tax purposes. The CFTC has adopted certain regulatory changes that will subject the adviser of an investment company to registration with the CFTC as a CPO if the investment company is unable to comply with certain trading and marketing limitations, which are described in Appendix B. In the event that the Investment Adviser was required to register as a CPO with respect to the Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop. A related CFTC rule harmonizing applicable CFTC and SEC regulations could, mitigate certain disclosure and operational burdens if CPO registration were required.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (the “NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the NFA or any domestic futures exchange. In particular, the Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

In connection with the Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

For a further description of futures contracts and related options, see Appendix B to this SAI.

ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, the Fund may invest up to 15% of its net assets in securities that are illiquid. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act and securities that are not registered under the Securities Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity for Rule 144A Securities during any period that qualified institutional buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. With respect to the investments of the Fund in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or (b) (i) not more than 5% of the value of the total assets of the Fund will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that: (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act; and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Investments by the Fund in other investment companies, including exchange-traded funds (“ETFs”), will be subject to the limitations of the 1940 Act except as permitted by SEC orders.

Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

The Fund may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust.

MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as necessary for the clearance of purchase and sales of securities.

NON-DIVERSIFICATION RISK. Non-diversification risk is the risk that a non-diversified Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments. The Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

OPTIONS. The Fund may invest up to 20% of its total assets in options. The Fund may buy put options, buy call options and write covered call and secured put options if NTI believes that it will help the Fund track its Underlying Index. These options may relate to particular securities, foreign and domestic stock indexes, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Fund will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if the Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

All put options written by the Fund would be covered, which means that the Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if the Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is: (i) equal to or higher than the exercise price of the option written; or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

The Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

REAL ESTATE INVESTMENT TRUSTS. The Fund will invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristic of both equity and mortgage REITs. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, the Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable. If the Fund enters into a repurchase agreement with a foreign financial institution, it may also be subject to risks associated with foreign investments. (see “Foreign Investments – General” above.)

REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, the Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

RISKS RELATED TO SMALL COMPANY SECURITIES. The Fund may invest a portion of its assets in small company securities. Investing in the securities of such companies involves greater risk, portfolio price volatility and cost. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies and may have a greater sensitivity to changing economic conditions. Smaller companies also face a greater risk of business failure. As a result, their performance can be more volatile, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks.

The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the NAV of the Fund’s shares will be more volatile than, and may fluctuate independently of, broad stock market indexes such as the S&P 500 Index.

The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when the Fund purchases thinly traded stock) and the effect of the “bid-ask” spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

SECURITIES LENDING. Although the Fund currently does not intend to lend its securities, it may do so in the future. Collateral for loans of portfolio securities made by the Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and the Fund is responsible for any loss that may result from its investment in borrowed collateral. The Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, the Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by NTI); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s, “A-1” by S&P or, if unrated, of comparable quality as determined by NTI; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of NTI, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis.

Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are” accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

The Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except that they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

TRACKING VARIANCE. As discussed in the Prospectus, the Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Fund’s holdings to its investment objective. Tracking variance also may occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund’s Underlying Index or the manner in which the index is calculated or because the indexing and investment approach of the Investment Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Investment Adviser at least quarterly. In the event the performance of the Fund is not comparable to the performance of its Underlying Index, the Trust’s Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.

U.S. GOVERNMENT OBLIGATIONS. To the extent consistent with its investment objectives and strategies, the Fund may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Examples of U.S. government obligations that may be acquired include U.S. Treasury Bills, U.S. Treasury Inflation-Protected Securities, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, the Federal National Mortgage Association, the Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and the Maritime Administration.

Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

Not all government obligations carry the same credit support. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations generally are considered illiquid.

WARRANTS. To the extent consistent with its investment policies, the Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

ZERO COUPON AND CAPITAL APPRECIATION BONDS AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective and strategies, the Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind (“PIK”) securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash generally is received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

THE INDEX

Northern Trust Global Quality Real Estate IndexSM

NUMBER OF COMPONENTS: APPROXIMATELY [    ]

INDEX DESCRIPTION. [To be added by amendment]

INVESTMENT RESTRICTIONS

The Fund is subject to the fundamental investment restrictions enumerated below which may be changed only by a vote of the holders of a majority of the Fund’s outstanding shares as described in “Description of Shares” on page [__].

The Fund may not:

1)	Make loans, except to the extent permitted under the 1940 Act, rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended or interpreted from time to time.

2)	Purchase or sell real estate, except to the extent permitted under the 1940 Act, rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended or interpreted from time to time.

3)	Purchase or sell commodities, except to the extent permitted under the 1940 Act, rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended or interpreted from time to time

4)	Act as underwriter of securities, except to the extent permitted under the 1940 Act, rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended or interpreted from time to time.

5)	Borrow money, except to the extent permitted under the 1940 Act, rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended or interpreted from time to time.

6)	Issue any senior security, except to the extent permitted under the 1940 Act, rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended or interpreted from time to time.

7)	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

The following investment limitations are non-fundamental policies and may be changed by the Fund’s Board without a vote of shareholders:

The Fund may not:

1)	Make loans, except through: (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; (c) loans of securities; and (d) loans to affiliates of the Fund to the extent permitted by law.

2)	Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from (a) investing directly or indirectly in portfolio instruments secured by real estate or interests therein; (b) from acquiring securities of real estate investment trusts or other issuers that deal in real estate or mortgage-related securities; or (c) holding and selling real estate acquired by the Fund as a result of ownership of securities.

3)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund: (i) from purchasing or selling options, futures contracts or other derivative instruments; or (ii) from investing in securities or other instruments backed by physical commodities)

4)	Act as underwriter of securities, except as the Fund may be deemed to be an underwriter under the Securities Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

5)	Borrow money, except that to the extent permitted by applicable law: (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law; (b) the Fund may borrow up to an additional 5% of its total assets for temporary purposes; (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) the Fund may purchase securities on margin. If due to market fluctuations or other reasons the Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Fund in accordance with the 1940 Act.

Notwithstanding other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

As of the commencement of operations of the Fund, as a result of the Fund’s policy to concentrate to approximately the same extent that its Underlying Index concentrates in an industry or group of industries, the Fund was concentrated (that is, held 25% or more of its total assets) in the following industries: [                ].

For the purpose of industry concentration, in determining industry classification, the Trust may use any one or more of the following: the Bloomberg Industry Group Classification, Standard & Poors, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes, Global Industry Classification Standard or the Morgan Stanley Capital International industry classification titles. Also for the purpose of industry concentration, industrial development bonds issued by non-governmental issuers may be considered to be issued by members of an industry. Non-governmental issuers are issuers other than the U.S. government (including its agencies and instrumentalities) and state or municipal governments and their political subdivisions.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in the Non-Fundamental Investment Restriction No. 5 will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Non-Fundamental Investment Restriction No. 5, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund’s shareholders. The policy provides that neither the Fund nor its Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose the Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means the Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither the Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. The Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.

Under the policy, each business day the Fund’s portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (defined below) and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Fund in the secondary market. The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. The “Authorized Participants” are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Fund offers and redeems shares.

Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances. Third-party recipients will be required to keep all portfolio holdings information confidential and prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell shares of the Fund) only upon approval by the CCO, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Fund’s independent registered public accounting firm, the Fund’s distributor, administrator and custodian, the Fund’s legal counsel, Drinker Biddle & Reath LLP, the non-interested Trustees’ counsel, K&L Gates LLP, the Fund’s financial printer, R.R. Donnelly, and the Fund’s proxy voting service (RiskMetrics Group). These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of Fund Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with the Fund seeking portfolio securities trading recommendations. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

The Fund discloses its portfolio holdings and the percentages they represent of the Fund’s net assets each day the Fund is open for business, on the Fund’s website. More information about this disclosure is available at www.flexshares.com. The Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, the Fund’s Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Board of Trustees of the Trust is responsible for the management and business and affairs of the Trust. Set forth below is information about the Trustees and Officers of the FlexShares® Trust as of the date of this SAI. A brief statement of their present positions and principal occupations during the past five years is also provided.

NAME, ADDRESS,(1) AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE(4)

NON-INTERESTED TRUSTEES

Sarah N. Garvey Age: 61 Trustee since July 2011	•Vice President of Corporate Relations of The Boeing Company (a manufacturer of commercial and military airplanes and aerospace products) from 2007 to 2008;	[15]	[None]

•Chairman of the Board of John G. Shedd Aquarium from 2009 to 2012;

•Chairman of the Board of Navy Pier since 2011;

•Member of the Board of Directors of the Metropolitan Pier and Exposition Authority from 2010 to 2012;

•Member of the Board of Directors of The Civic Federation since 2004

Philip G. Hubbard Age: 61 Trustee since July 2011	•Managing Partner of Solidian Fund, LP and Solidian Management, LLC (a fund of hedge funds platform for family and friends investments) since 2001;	[15]	[None]

•President of Hubbard Management Group, LLC (a personal investment vehicle) since 2001;

•Chairman of the Board of Trustees of the Wheaton College Trust Company, N.A. since 2004;

•Member since 1998 of the Board of Trustees of Wheaton College; Vice Chairman since 2009

•Chairman of the Board of Directors of the English Language Institute/China (a nonprofit educational organization) since 1993;

•Member of the Board of Directors of The Film Department, LLC (an independent movie company) from 2008 to 2010;

•Member of the Board of Directors of BMO Harris Bank Winnetka N.A. from 1996 to 2009.

Eric T. McKissack Age: 59 Trustee and Chairman since July 2011	•CEO and Founder of Channing Capital Management, LLC (a, SEC registered investment adviser) since 2004;	[15]	[None]

•Member of the Board of Directors of ICMA Retirement Corporation (an SEC registered investment adviser providing retirement administration services) from 2005 to 2012;

•Member of the Board of Trustees, the Investment Committee, and the Finance Committee of the Art Institute of Chicago since 2002;

•Member of the RIC Tree of Life Board of the Rehabilitation Institute of Chicago since 2001.

NAME, ADDRESS,(1) AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE(4)

INTERESTED TRUSTEE

Shundrawn A. Thomas(5) Age: 39 Trustee and President of the Trust since July 2011	•Managing Director and Global Business Head of the Exchange-Traded Funds Group at Northern Trust Global Investments since 2010;	[15]	[None]

•President of Northern Trust Securities, Inc. (a wholly owned subsidiary of Northern Trust Corporation) from 2008 to 2010;

•Head of Corporate Strategy at the Northern Trust Corporation from 2005 to 2008;

•Member of the Board of Trustees of Wheaton College and Secretary of the Finance Committee, Investment Committee and Compensation Committee since May 2009;

•Member of the Board of Trustees of the Wheaton College Trust Company since 2009;

•Member of the Board of Directors of Urban Ministries, Inc. (a publishing and communications company) since 2006;

•Partner at Tree of Life Resources, LLP (a multi- media company) since 2005.

(1)	Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, K&L Gates LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602. Mr. Thomas may be contacted by writing to him at 50 S. LaSalle St., Chicago, Illinois 60603.
(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust.
(3)	The “Fund Complex” consists of the Trust.
(4)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the 1940 Act.
(5)	An “interested person,” as defined by the 1940 Act. Mr. Thomas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

OFFICERS OF THE TRUST

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Craig R. Carberry, Esq. Age: 52 50 South LaSalle Street Chicago, IL 60603 Secretary since July 2011	Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company since May 2000; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisers, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut since 2009; Secretary of NETS Trust from 2008 to 2009; Secretary of Northern Institutional Funds since 2010; Secretary of Northern Funds since 2010; Secretary of Northern Trust Equity Long/Short Strategies Fund since 2011.

Joseph H. Costello Age: 39 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since July 2011	Vice President, The Northern Trust Company and Compliance Manager for Northern Trust Global Investments, since 2003.

Randal Rein Age: 42 50 South LaSalle Street Chicago, IL 60603 Treasurer and Principal Financial Officer since July 2011	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of the Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010.

Peter K. Ewing Age: 54 50 South LaSalle Street Chicago, IL 60603 Vice President since July 2011	Director of ETF Product Management, Northern Trust Investments, Inc. and Senior Vice President, The Northern Trust Company, since September 2010; Chief Operating Officer of Guggenheim Transparent Value, from July 2009 to January 2010; Senior Vice President, Managing Director of ETF Group, Northern Trust Investments, N.A., and Senior Vice President, The Northern Trust Company, from November 2006 to June 2009.

Marie E. Dzanis Age: 46 50 South LaSalle Street Chicago, IL 60603 Vice President since July 2011	Director of ETF Sales and Servicing, Northern Trust Investments, Inc. since 2011 and Principal and Eastern U.S. Manager for iShares at BlackRock Institutional Trust Company from 2007 to 2010.

Peter J. Flood Age: 56 50 South LaSalle Street Chicago, IL 60603 Vice President since July 2011	Director of ETF Investment Strategy, Northern Trust Investments, Inc. since 2010; Portfolio Manager, Northern Trust Investments, Inc. since 2007; Director of Fixed Income Strategy, Northern Trust Investments, Inc., from 2004 to 2010.

Edward A. Rosenberg Age: 40 50 South LaSalle Street Chicago, IL 60603 Vice President since June 2013	Director of ETF Capital Markets and Analytics, Northern Trust Investments, Inc. since 2012; Director and Head of ETF Capital Markets and Analytics, Russell Investments from 2010 to 2012; Senior ETF Product Manager, The Vanguard Group, Inc. from 2005 to 2010.

NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Allison Grant Williams Age: 57 50 South LaSalle Street Chicago, IL 60603 Vice President since July 2011	Chief Administrative Officer of the Exchange-Traded Funds Group at Northern Trust Investments, Inc. since 2011; Director of University Relations at CFA Institute from 2008 to 2010; President and Owner, Grant Partners, L.L.C. from 2003 to 2010.

Darlene Chappell Age: 50 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Officer since July 2011	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and The Northern Trust Company of Connecticut, Northern Funds, Northern Institutional Funds, and NT Alpha Strategies Fund since 2009 and NT Long/Short Equity Strategies Fund since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006.

Kelli O’Brien Age: 30 70 Fargo Street Boston, MA 02210 Assistant Secretary since June 2012	Vice President, Regulatory Administration Advisor, JPMorgan Chase Bank, N.A. since 2011; Assistant Vice President, Investor Services Associate Counsel, Brown Brothers Harriman & Co. from 2008 to 2011; Investor Services Associate, Brown Brothers Harriman & Co. 2006 to 2008.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

Certain officers hold comparable positions with certain other investment companies of which NTI, JPMorgan Chase Bank, N.A. or an affiliate thereof is the investment adviser, administrator, custodian, transfer agent.

BOARD COMMITTEES

The Board has established a standing Audit Committee and a Governance Committee in connection with its governance of the Trust.

The Audit Committee consists of Mr. Hubbard (chair), Mr. McKissack and Ms. Garvey. The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”). The responsibilities of the Audit Committee are to assist the Board in overseeing the Trust’s independent registered public accounting firm, accounting policies and procedures and other areas relating to the Trust’s auditing processes. The Audit Committee is responsible for selecting and recommending to the full Board an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Trust. The Audit Committee also is responsible for pre-approving permitted non-audit services to be provided by the independent registered public accounting firm to: (1) the Investment Adviser; and (2) any entity in a control relationship with the Investment Adviser that provides ongoing services to the Trust, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Trust. The scope of the Audit Committee’s responsibilities is oversight. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm’s responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board. The Audit Committee met four times during the last fiscal year ended October 31, 2012.

The Governance Committee consists of Ms. Garvey (chair), Mr. Hubbard and Mr. McKissack. The Board has determined that each member of the Governance Committee is an Independent Trustee. The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as Independent Trustees, reviewing and making recommendations regarding Trustee compensation and developing policies regarding Trustee education. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the FlexShares Trust Governance Committee, care of the Secretary of the Trust. The Governance Committee met four times during the last fiscal year ended October 31, 2012.

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES

The Board is responsible for oversight of the Trust. The Trust has engaged the Investment Adviser to manage the funds of the Trust on a day-to-day basis. The Board oversees the Investment Adviser and certain other principal service providers in the operations of the Fund. The Board currently is composed of four Trustees, three of whom are Independent Trustees. The Board believes that having Mr. Thomas serve as an interested Trustee brings management insight that is important to certain of the Board’s decisions and also in the best interest of shareholders. The Board meets in-person at regularly scheduled meetings currently anticipated to occur four times in a year. In addition, the Board members may meet in-person or by telephone at special meetings or on an informal basis at other times. The Independent Trustees also expect to meet separately in executive session, including with independent trustee counsel. The Trustees believe that these meetings will help mitigate conflicts of interest. The Trustees also believe that the executive sessions will allow the Independent Trustees to deliberate candidly and constructively, separately from management, in a manner that affords honest disagreement and critical questioning.

As stated above, the Board has established a standing Audit Committee and a Governance Committee to assist the Board in fulfilling its oversight responsibilities. The Board also may establish ad hoc committees or working groups from time to time to aid in its oversight. The Independent Trustees have engaged independent legal counsel to assist them in fulfilling their responsibilities.

The Board is chaired by Eric McKissack, an Independent Trustee. As Chair, this Independent Trustee leads the Board in its activities. Also, the Chair acts as a member of the Audit and Governance Committees (and may serve as a member of each subsequently established standing or ad hoc committee). The Trustees have determined that the Board’s leadership and committee structure is appropriate because the Board believes that it sets the proper tone to the relationships between the Trust, on the one hand, and the Investment Adviser and certain other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships.

The Board has concluded that, based on each Board member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board members, each Board member should serve as a Board member. Among other attributes common to all Board members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Trust, and to exercise reasonable business judgment in the performance of their duties as Board members. In addition, the Board will take into account the actual service and commitment of the Board members during their tenure in determining whether each should continue to serve. A Board member’s ability to perform his or her duties effectively may have been attained through a Board member’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of other funds, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve as a Board member.

Non-Interested Trustees:

Ms. Garvey. Ms. Garvey is a former partner of Deloitte & Touche LLP and has more than 20 years’ experience in tax accounting. She previously served as Vice President of Corporate Relations and Vice President of State and Local Government Relations for Boeing Co. She is chair of the Board of Chicago’s Navy Pier and the immediate past chair of Chicago’s Shedd Aquarium. She is a Certified Public Accountant and holds bachelors and masters degrees in accounting.

Mr. Hubbard. Mr. Hubbard has served for 11 years as president of the Hubbard Management Group, LLC, and as managing partner for Solidian Fund, L.P. and Solidian Management, LLC. He previously served for 13 years on the Board of Harris Bank Winnetka and is a Certified Public Accountant. In addition, Mr. Hubbard serves on the Board of Trustees of Wheaton College, is the chairman of the Wheaton College Trust Company and of the English Language Institute/China. He holds a bachelor’s degree in economics and a master’s degree in business administration.

Mr. McKissack. Mr. McKissack is the Chief Executive Officer and Founder of Channing Capital Management, LLC, a registered investment adviser. Mr. McKissack also serves on the Board of the Art Institute of Chicago and on the Board of the Rehabilitation Institute of Chicago. He also served on the Board of the ICMA Retirement Corporation, a non-profit provider of retirement administration services. He is a Chartered Financial Analyst.

Interested Trustee:

Mr. Thomas. Mr. Thomas is the Managing Director and Global Business Head of the Exchange-Traded Funds Group of Northern Trust Global Investments. Previously he was President and Chief Executive Officer of Northern Trust Securities,

Inc. He also served as Senior Vice President, Head of Corporate Strategy for Northern Trust Corporation. Mr. Thomas also is on the boards of several non-profit corporations and colleges. He holds a bachelor’s degree in accounting and a masters of business administration.

RISK OVERSIGHT

Investing in general and the operation of exchange-traded funds involve a variety of risks, such as investment risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Trust. Risk oversight is addressed as part of various regular Board and Audit Committee activities. The Board reviews reports from, among others, the Investment Adviser, the Trust’s Chief Compliance Officer, the Trust’s independent registered public accounting firm and counsel, as appropriate, regarding risks faced by the Trust and the risk management programs of the Investment Adviser and certain service providers. The actual day-to-day risk management with respect to the Trust resides with the Investment Adviser and other service providers to the Trust. The Investment Adviser has a dedicated risk management function that is headed by a chief risk officer. Although the risk management policies of the Investment Adviser and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Trust can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Trust or the Investment Adviser, its affiliates or other service providers.

TRUSTEE OWNERSHIP OF FUND SHARES

The following table shows the dollar range of shares of the Fund owned by each Trustee.

Information as of December 31, 2012

Name of Non-Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Sarah N. Garvey	None	None

Philip G. Hubbard	None	None

Eric T. McKissack	None	None

Name of Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Shundrawn A. Thomas	None	Over $100,000

[1]

The Family of Investment Companies consists only of the funds of FlexShares Trust. Messrs. Hubbard and McKissack each have an economic interest in the Trust by virtue of their participation in the Trust’s deferred compensation plan (the “DC Plan”) for its non-interested Trustees. Under the DC Plan, a non-interested Trustee may elect to have his or her deferred compensation treated as if it had been invested by the Trust in shares of the FlexShares® Morningstar US Market Factor Tilt Index Fund and/or the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund. The amount paid to the Trustees under the DC Plan will be determined based upon the performance of these investments.

TRUSTEE AND OFFICER COMPENSATION

The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and as a member of Board committees. In recognition of their services, the fees paid to the Board and Committee chairpersons may be larger than the fees paid to other members of the Trust’s Board and

Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry. The Trust does not provide pension or retirement benefits to its Trustees. Each non-interested Trustee is entitled to participate in the Trust’s DC Plan. Under the DC Plan, a non-interested Trustee may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Trust in shares of the FlexShares Morningstar US Market Factor Tilt Index Fund and/or the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund. The amount paid to the Trustees under the DC Plan will be determined based upon the performance of such investments.

The following table sets forth important information with respect to the compensation of each non-interested and interested Trustee of the Trust:

Name of Trustee	Aggregate Compensation from Trust(1)
Non-Interested Trustees:

Sarah N. Garvey	$50,000

Philip G. Hubbard	$50,000

Eric T. McKissack	$50,000
Interested Trustee:

Shundrawn A. Thomas	None

1The amounts represent the compensation received by the Trustees for the fiscal year ended October 31, 2012. Effective January 1, 2013, the non-interested Trustees receive an annual retainer of $55,000, and the chairs of the Board and each Committee receive an additional annual retainer of $10,000. Ms. Garvey did not defer any compensation during the fiscal year ended October 31, 2012. Mr. Hubbard elected to defer $17,500 of $50,000 total compensation during the fiscal year ended October 31, 2012 and earned $381 in accrued interest from the deferred compensation. Mr. McKissack elected to defer $17,500 of $50,000 total compensation during the fiscal year ended October 31, 2012 and earned $424 in accrued interest from the deferred compensation.

The Trust’s officers do not receive fees from the Trust for services in such capacities. NTI receives fees from the Trust as Investment Adviser. Messrs. Carberry, Costello, Ewing, Flood, Rein and Thomas and Mses. Chappell, Dzanis and Williams are officers of NTI and/or its affiliates.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[As of the date of this SAI, there were no record or beneficial owners of 5% or more of the shares of the Fund. The Trustees and officers of the Trust collectively owned less than 1% of the Fund’s outstanding shares as of the date of this SAI.]

CODE OF ETHICS

The Trust and its Investment Adviser have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISER

NTI, a subsidiary of The Northern Trust Company (“TNTC”) and an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

TNTC is the principal subsidiary of Northern Trust Corporation. TNTC is located at 50 South LaSalle Street, Chicago, Illinois 60603.

TNTC is a member of the Federal Reserve System. Since 1889, TNTC has administered and managed assets for individuals, institutions and corporations. Unless otherwise indicated, NTI and TNTC are referred to collectively in this SAI as “Northern Trust.”

As of June 30, 2013, Northern Trust Corporation, through its affiliates, had assets under investment management of $803 billion and assets under custody of $4.99 trillion.

Investment Advisory and Ancillary Services Agreement

Under the Trust’s Investment Advisory and Ancillary Services Agreement with the Investment Adviser for the Fund (the “Advisory Agreement”), the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Fund and also provides certain ancillary services.

The Investment Adviser also is responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). In making investment recommendations for the Fund, if any, investment advisory personnel may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Fund’s accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Fund from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

The Advisory Agreement has been approved by the Board of Trustees, including the “non-interested” Trustees and the initial shareholder of the Fund prior to the initial offering of shares of the Fund.

The Advisory Agreement provides that generally in selecting brokers or dealers to place orders for transactions on: (i) common and preferred stocks, the Investment Adviser shall use its best judgment to obtain the best overall terms available; and (ii) on bonds and other fixed-income obligations, the Investment Adviser shall attempt to obtain best net price and execution or, use its best judgment to obtain the best overall terms available.

Transactions on U.S. stock exchanges, and increasingly equity securities traded over-the-counter, involve the payment of negotiated brokerage commissions. Over-the-counter transactions in equity securities also may involve the payment of negotiated commissions to brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions, which generally are fixed by applicable regulatory bodies. Many over-the-counter issues, including corporate debt and government securities, are normally traded on a “net” basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Adviser will often deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In assessing the best overall terms available for any transaction, the Investment Adviser is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Adviser may consider the brokerage and research services provided to the Fund and/or other accounts over which the Investment Adviser or an affiliate exercises investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include but are not limited to, furnishing of advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in securities and the availability of securities or purchasers or sellers of securities. The Investment Adviser also may obtain economic statistics, forecasting services, industry and company analyses, portfolio strategies, quantitative data, quotation services, order management systems for certain purposes, certain news services, credit rating services, testing services, execution services, market information systems, consulting services from economists and political analysts and computer software or on-line data feeds. These services and products may disproportionately benefit other accounts. For example, research or other services paid for through the Fund’s commissions may not be used in managing the Fund. In addition, other accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products or services that may be provided to the Fund and to such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products or services itself. The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. In that event, the research will effectively be paid for by client commissions that will also be used to pay for execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

The Investment Adviser and its affiliates also receive products and services that provide both research and non-research benefits to them (“mixed-use items”). The research portion of mixed-use items may be paid for with soft dollars. When paying for the research portion of mixed-use items with soft dollars, the Investment Adviser must make a good faith allocation between the cost of the research portion and the cost of the non-research portion of the mixed-use items. The Investment Adviser will pay for the non-research portion of the mixed-use items with hard dollars.

Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable to the Investment Adviser by the Fund. The Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Investment Adviser believes such practice to be in the Fund’s interests.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts of the Investment Adviser, the Advisory Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and its other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Advisory Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s opinion of the reliability and quality of the broker or dealer.

The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under the Advisory Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Advisory Agreement) or, in lieu thereof, contribute to resulting losses.

Pursuant to the Advisory Agreement, the Investment Adviser is responsible for most of the operating expenses of the Fund, except: (i) its advisory fees payable under the Advisory Agreement; (ii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (v) compensation and expenses of the non-interested trustees; (vi) compensation and expenses of counsel to the non-interested trustees; (vii) tax expenses; and (viii) extraordinary expenses, as determined under generally accepted accounting principles. For its services to the Fund, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

NAME OF FUND	INVESTMENT ADVISORY FEE
FlexShares®Global Quality Real Estate Index Fund	[	]%

Unless sooner terminated, the Trust’s Advisory Agreement will continue in effect with respect to the Fund until [    ], and thereafter for successive 12-month periods, provided that the continuance is approved at least annually: (i) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Trustees or by the vote of a majority of the outstanding shares of the Fund (as defined under “Description of Shares”). The Advisory Agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Adviser on 60 days’ written notice.

NTI has contractually agreed to reimburse the Fund the fees and expenses of the non-interested trustees and the legal counsel to the non-interested trustees allocated to the Fund until [            ], 2014. After this date, NTI and the Fund may mutually agree to extend the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Under the Advisory Agreement with FlexShares Trust, Northern Trust Corporation agrees that the name “FlexShares” may be used in connection with the Trust’s business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “FlexShares” to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name “FlexShares.”

PORTFOLIO MANAGERS

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares®Global Quality Real Estate Index Fund	[Chad M. Rakvin, Shaun Murphy and Jordan Dekhayser]

Accounts Managed by Portfolio Managers

[To be updated by amendment]

The table below discloses accounts within each type of category listed below for which Chad M. Rakvin was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares® Funds:	4	$657,836,336	0	$0

Other Registered Investment Companies:	29	$22,146,597,088	0	$0

Other Pooled Investment Vehicles:	55	$17,693,232,845	0	$0

Other Accounts:	75	$34,353,589,968	0	$0

The table below discloses accounts within each type of category listed below for which Shaun Murphy was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares® Funds:	4	$657,836,336	0	$0

Other Registered Investment Companies:	9	$5,500,667,860	0	$0

Other Pooled Investment Vehicles:	23	$25,011,156,283	0	$0

Other Accounts:	22	$11,506,485,950	0	$0

The table below discloses accounts within each type of category listed below for which Jordan Dekhayser was jointly and primarily responsible for day-to-day portfolio management as of October 31, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares® Funds:	4	$657,836,336	0	$0

Other Registered Investment Companies:	6	$2,052,163,664	0	$0

Other Pooled Investment Vehicles:	29	$10,850,000,000	0	$0

Other Accounts:	31	$4,430,000,000	0	$0

Material Conflicts of Interest

The Investment Adviser’s portfolio managers are often responsible for managing one or more FlexShares Funds, as well as other accounts, including mutual funds, separate accounts and other pooled investment vehicles. The Fund’s manager may manage a mutual fund, separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Adviser than the Fund. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible, due to varying investment restrictions among accounts and for other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Trust have adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies.

The Investment Adviser will give advice to and make investment decisions for the Trust as it believes is in the fiduciary interest of the Trust. Advice given to the Trust or investment decisions made for the Trust may differ from, and may conflict with, advice given or investment decisions made for the Investment Adviser or its affiliates or other funds or accounts managed by the Investment Adviser or its affiliates. For example, other funds or accounts managed by the Investment Adviser may sell short securities of an issuer in which the Trust has taken, or will take, a long position in the same securities. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Trust and such increase in price would be to the Trust’s detriment. Conflicts may also arise because portfolio decisions regarding the Trust may benefit the Investment Adviser or its affiliates or another account or fund managed by the Investment Adviser or its affiliates. For example, the sale of a long position or establishment of a short position by the Trust may impair the price of the same security sold short by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates, and the purchase of a security or covering a short position in a security by the Trust may increase the price of the same security held by (and therefore benefit) another account or fund managed by the Investment Adviser or its affiliates. Actions taken with respect to the Investment Adviser and its affiliates’ other funds or accounts managed by them may adversely impact the Fund, and actions taken by the Fund may benefit the Investment Adviser or its affiliates or its other funds or accounts.

To the extent permitted by applicable law, the Investment Adviser may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Fund. These payments may be made out of the Investment Adviser’s assets, or amounts payable to the Investment Adviser rather than as a separately identifiable charge to the Fund. These payments may compensate Intermediaries for, among other things: marketing the Fund; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Fund. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or, administrative services.

Portfolio Manager Compensation Structure

The compensation for the portfolio managers of the Fund is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. The annual incentive award is not based on performance of the Fund or the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for Fund accounts and other types of accounts.

Disclosure of Securities Ownership

[As of the date of this SAI, no portfolio manager owned shares of the Fund.]

PROXY VOTING

The Trust has delegated the voting of portfolio securities to its Investment Adviser. The Investment Adviser has adopted proxy voting policies and procedures applicable to Northern Trust Corporation and its affiliates (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

A Proxy Committee comprised of senior investment and compliance officers of the Investment Adviser has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Adviser has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. The Proxy Committee will apply the Proxy Guidelines as discussed below to any such recommendation.

The Proxy Guidelines provide that the Investment Adviser will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that the Investment Adviser will generally vote in favor of proposals to:

•	Repeal existing classified boards and elect directors on an annual basis;

•	Adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy);

•	Lower supermajority shareholder vote requirements for charter and bylaw amendments;

•	Lower supermajority shareholder vote requirements for mergers and other business combinations;

•	Increase common share authorizations for a stock split;

•	Implement a reverse stock split;

•	Approve an ESOP (employee stock ownership plan) or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans; and

•	Adopt certain social and environmental issues regarding discrimination, disclosures of environmental impact and corporate sustainability, when appropriate.

The Proxy Guidelines also provide that the Investment Adviser will generally vote against proposals to:

•	Classify the board of directors;

•	Require that poison pill plans be submitted for shareholder ratification;

•	Adopt dual class exchange offers or dual class recapitalizations;

•	Require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Require a supermajority shareholder vote to approve charter and bylaw amendments; and

•	Adopt certain social and environmental proposals deemed unwarranted by the company’s board of directors.

In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interest of the Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

The Investment Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Investment Adviser may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, the Investment Adviser may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Investment Adviser may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which the Investment Adviser has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by the Fund. The Investment Adviser seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including without limitation the following: (i) voting in accordance with the Proxy Guidelines based recommendation of the Service Firm; (ii) voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; (iii) voting pursuant to client direction by seeking instructions from the Board of Trustees; (iv) or by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which the Investment Adviser does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

The Investment Adviser may choose not to vote proxies in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at the Investment Adviser who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

This summary of the Trust’s Proxy Voting Policies and Proxy Guidelines is also posted in the resources section of the Trust’s website. You may also obtain, upon request and without charge, a paper copy of the Trust’s Proxy Voting Policies and Proxy Guidelines or a Statement of Additional Information by calling 1-855-FLEXETF (1-855-353-9383).

Information regarding how the Fund voted proxies, if any, relating to portfolio securities for the most recent 12-month period ended June 30 will be made available, without charge, upon request, by contacting the Investment Adviser or by visiting the SEC’s website at www.sec.gov.

ADMINISTRATOR

JPMorgan Chase Bank, N.A. (the “Administrator”), One Beacon Street, Boston, Massachusetts 02108, acts as Administrator for the Fund under a Fund Servicing Agreement with the Trust. Subject to the general supervision of the Trust’s Board of Trustees, the Administrator provides supervision of all aspects of the Trust’s non-investment advisory operations and performs various administration, compliance, accounting and regulatory services, including but not limited to: (i) providing office facilities and furnishing corporate officers for the Trust; (ii) coordination, preparation and review of financial statements; (iii) monitoring compliance with federal tax and securities laws; (iv) performing certain functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust’s bills, preparing monthly reconciliation of the Trust’s expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (v) maintaining the Trust books and records in accordance with applicable statutes, rules and regulations; (vi) preparing post-effective amendments to the Trust’s registration statement; (vii) calculating the Fund’s NAV; (viii) accounting for dividends and interest received and distributions made by the Trust; and (ix) preparing and filing the Trust’s federal and state tax returns (other than those required to be filed by the Trust’s Custodian and Transfer Agent) and providing shareholder tax information to the Trust’s Transfer Agent.

Subject to the limitations described below, as compensation for its administrative services and the assumption of related expenses, the Administrator is entitled to asset-based fees in the amount of .015% of assets under management for accounting services and .025% of assets under management for administration services, subject to a certain minimum fee. The initial term of the Administration Agreement is three years. The Administration Agreement will renew each year following the initial term, unless at least sixty days’ notice is given prior to the end of a term. Under the Advisory Agreement, the Investment Adviser has contractually assumed the Trust’s obligation to pay the fees of the Administrator.

DISTRIBUTOR

Foreside Fund Services, LLC (“Foreside” or the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Fund on an agency basis. The Trust has entered into a Distribution Agreement under which Foreside, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor’s principal address is 3 Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units Aggregations.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to Foreside for such distribution services. However, the Investment Adviser has entered into an agreement with Foreside under which it makes payments to Foreside in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to Foreside do not represent an additional expense to the Trust or its shareholders.

DISTRIBUTION AND SERVICE PLAN

As stated in the Fund’s Prospectus, the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 with respect to shares of the Fund. However, no 12b-1 fee is currently charged to the Fund, and the Fund does not expect to pay any 12b-1 fees during the current and next fiscal years. Pursuant to the Plan, the Fund may enter into agreements from time to time with financial intermediaries providing for support and/or distribution services to customers of the financial intermediaries who are the beneficial owners of Fund shares. Under the agreements, the Fund may pay financial intermediaries up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers and mutual fund “supermarkets,” as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

Any amendment to increase materially the costs under the Distribution and Service Plan with respect to the Fund must be approved by the holders of a majority of the outstanding shares of the Fund. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Non-Interested Trustees.

TRANSFER AGENT

Under its Agency Services Agreement with the Trust, JPMorgan Chase Bank, N.A. (“Transfer Agent”) as Transfer Agent has undertaken to perform some or all of the following services: (i) perform and facilitate the performance of purchases and redemptions of Creation Units; (ii) prepare and transmit payments for dividends and distributions; (iii) record the issuance of shares and maintain records of the number of authorized shares; (iv) prepare and transmit information regarding purchases and redemptions of shares; (v) communicate information regarding purchases and redemptions of shares and other relevant information to appropriate parties; (vi) maintain required books and records; and (vii) perform other customary services of a transfer agent and dividend disbursing agent for an ETF (exchange traded fund).

As compensation for the services rendered by the Transfer Agent under the Agency Services Agreement the Transfer Agent is entitled to reasonable out-of-pocket or incidental expenses as provided under the Agency Services Agreement. The initial term of the Agency Services Agreement is three years. The Agency Services Agreement will renew each year following the initial term, unless at least sixty days’ notice is given prior to the end of a term. Under the Advisory Agreement, the Investment Adviser has contractually assumed the Trust’s obligation to pay the expenses of the Transfer Agent.

CUSTODIAN

Under its Global Custody Agreement with the Trust, JPMorgan Chase Bank, N.A. (the “Custodian”): (i) holds the Fund’s cash and securities; (ii) maintains such cash and securities in separate accounts in the name of the Fund; (iii) receives, delivers and releases securities on behalf of the Fund; (iv) collects and receives all income, principal and other payments in respect of the Fund’s investments held by the Custodian; and (v) maintains a statement of account for each account of the Trust. The Custodian may employ one or more sub-custodians, provided that the Custodian shall be liable for direct losses due to the sub-custodian’s insolvency or the sub-custodian’s failure to use reasonable care, fraud or willful default in the provision of its services. The Custodian will enter into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Fund’s foreign securities.

As compensation for the services rendered under the Global Custody Agreement with respect to the Trust by the Custodian to the Fund, the Custodian is entitled to fees and reasonable out-of-pocket expenses. The initial term of the Global Custody Agreement is three years. The Global Custody Agreement will renew each year following the initial term, unless at least sixty days’ notice is given prior to the end of a term. Under the Advisory Agreement, the Investment Adviser has contractually assumed the Trust’s obligation to pay the fees and expenses of the Custodian.

DESCRIPTION OF SHARES

The Declaration of Trust of the Trust (the “Declaration”) permits the Trust’s Board of Trustees to cause the Trust to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may create additional series and each series may be divided into classes.

Under the terms of the Declaration, each share of the Fund has a par value of $0.0001, and represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the assets belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “Shareholder Information” in the

Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days: (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC; (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets; or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of the Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Fund are not issued.

Following the creation of the initial Creation Unit Aggregation(s) of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the funds of the Trust normally are allocated in proportion to the NAV of the respective funds except where allocations of direct expenses can otherwise be fairly made.

The Fund and other funds of the Trust entitled to vote on a matter will vote in the aggregate and not by fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular fund or funds.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.

The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.

The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Under the Maryland Statutory Trust Act (the “Maryland Act”), shareholders are not personally liable for obligations of the Trust. The Maryland Act entitles shareholders of the Trust to the same limitation of liability as is available to stockholders of corporations incorporated in the State of Maryland. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Maryland law and may subject the shareholders to liability. To offset this risk, the Declaration: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees; and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Maryland law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages except for liability resulting from: (a) actual receipt of an improper benefit or profit in money, property or services; or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration requires indemnification of Trustees and officers of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration and the Bylaws of the Trust.

The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Declaration with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class.

The term “majority of the outstanding shares” of either the Trust or the Fund or another investment portfolio of the Trust means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of: (i) 67% or more of the shares of the Trust or the Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or the Fund or portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Trust or the Fund or portfolio.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of the Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, Officers and Trustees of the Fund and beneficial owners of 10% of the shares of the Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus.

The Depository Trust Company (“DTC”) acts as Securities Depository for the Shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange on which shares are listed.

PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS

CREATION UNIT AGGREGATIONS

The Trust issues and sells shares of the Fund only in Creation Unit Aggregations. The Board of Trustees reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board of Trustees.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

General. The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. A “Business Day” with respect to the Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. Unless cash purchases are specified for the Fund, the consideration for purchase of a Creation Unit of shares of the Fund generally consists of the in-kind deposit of a designated portfolio of securities and other instruments (the “Deposit Securities”) generally corresponding pro rata (except in certain circumstances) to the Fund’s portfolio positions and an amount of cash computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for shares of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the NAV (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the securities deposited with the Trust. The Balancing Amount serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

NTI makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required quantity of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by NTI with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index. The adjustments will reflect changes, known to NTI on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Fund’s Underlying Index, or resulting from stock splits and other corporate actions.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, the Clearing Process (discussed below), the Federal Reserve System for U.S. Treasury Securities (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

On a given Business Day, the Trust may require all Authorized Participants purchasing Creation Units on that day to deposit an amount of cash (that is a “cash in lieu” amount) to replace any Deposit Security that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or, in the case of a non-U.S. Deposit Security, the security or instrument is not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances. The Trust also reserves the right to permit a “cash in lieu” to replace any Deposit Security which may not be available in sufficient quantity or which may not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting. The Trust may in its discretion require an Authorized Participant to purchase Creation Units of the Fund in cash, rather than in-kind. On a given Business Day, the Trust may announce before the open of trading that all purchases of Creation Units of the Fund on that day will be made entirely in cash or, upon receiving a purchase order for Creation Units of the Fund from an Authorized Participant, the Trust may determine to require that purchase to be made entirely in cash.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of the Fund, will be made available.

Procedures For Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all creation orders must be placed for one or more Creation Units and, whether through a Participating Party or a DTC Participant, must be received by the Distributor in proper form no later than the closing time of the regular trading session of the Listing Exchange (“Closing Time”) (normally 4:00 p.m., Eastern time) on any Business Day in order for creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers have executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities.

Investors placing orders for Creation Units of the Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders For the Fund. NTI shall cause the sub-custodians of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit.

Acceptance of Purchase Order. Subject to the conditions that: (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf); and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and NTI) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of the Fund if: (a) the purchase order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as specified by NTI as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or NTI, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor, Transfer Agent, Custodian, a sub-custodian or NTI make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems; fires, floods or extreme weather conditions; power outages resulting in telephone, telecopy or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, NTI, Transfer Agent, Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or Authorized Participant acting behalf of such creator of its rejection of the purchase order. The Trust, Transfer Agent, Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust reserves the right, in its sole discretion, to suspend the offering of Shares of the Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or the Fund.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of the Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component, or transfer of cash, as applicable, have been completed. With respect to any non-U.S. Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Investment Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which NTI may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. For the cash purchase portion, the investor must pay the cash equivalent of the designated subset of Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary, may be charged a fee for such services. A fixed purchase transaction fee payable to the Trust is imposed to compensate the Trust for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units. The standard purchase transaction fee will be the same regardless of the number of Creation Units purchased by the purchaser on the same day. The Authorized Participant may also be required to pay an additional variable charge to compensate the Fund for certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from cash purchases of Creation Units (up to the maximum amount shown below). Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser also will be assessed an additional variable transaction charge (up to the maximum amount shown below). To the extent the Fund cannot recoup the amount of transaction costs incurred in connection with a purchase, those transaction costs will be borne by the Fund’s shareholders and negatively affect the Fund’s performance. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

NAME OF FUND	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchase*
FlexShares® Global Quality Real Estate Index Fund	$[______]	[______]%

* As a percentage of the net asset value per Creation Unit.

Redemption of Creation Units. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Distributor and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough Fund shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, NTI makes available through the NSCC prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund

Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities as announced by NTI through the NSCC on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below (“Cash Redemption Amount”). The redemption transaction fee described below is deducted from such redemption proceeds. In the event that the Fund Securities have a value greater than the NAV of the Fund shares, a compensating cash payment equal to such difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

On a given Business Day, the Trust may require all Authorized Participants purchasing Creation Units on that day to receive an amount of cash (that is a “cash in lieu” amount) to replace any Fund Security that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed above) or, in the case of a non-U.S. Fund Security, the security or instrument is not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances. The Trust also reserves the right to permit a “cash in lieu” to replace any Fund Security which may not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting or if a shareholder would be subject to unfavorable income tax treatment if the shareholder received redemption proceeds in kind. On a given Business Day, the Trust may announce before the open of trading that all redemptions of Creation Units of the Fund on that day will be made entirely in cash or, upon receiving a redemption order for Creation Units of the Fund from an Authorized Participant, the Trust may determine to require that redemption to be made entirely in cash.

When cash redemptions of Creation Units are specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. The investor will receive the cash equivalent of the designated Fund Securities it would otherwise have received through an in-kind redemption, plus the same Cash Redemption Amount required to be paid to an in-kind redeemer. In addition, to offset the Trust’s brokerage and other transaction costs associated with a cash redemption, the investor will be required to pay a fixed redemption transaction fee, plus an additional variable charge for cash redemptions, which is expressed as a percentage of the value per Creation Unit. The transaction fees for in-kind and cash redemptions of Creation Units are described below.

Investors will bear the costs of transferring the Fund Securities from the Trust to their account on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. A fixed redemption transaction fee payable to the Trust also is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The Authorized Participant may also be required to pay a variable transaction fee to compensate the Fund for certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from cash redemptions of Creation Units (up to the maximum amount shown below). Where the Trust requires or permits an in-kind redeemer to substitute cash in lieu of receiving a portion of the Deposit Securities, the redeemer also will be assessed an additional variable transaction charge (up to the maximum amount shown below). To the extent the Fund cannot recoup the amount of transaction costs incurred in connection with a redemption, those transaction costs will be borne by the Fund’s remaining shareholders and negatively affect the Fund’s performance. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below.

NAME OF FUND	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemption*
FlexShares® Global Quality Real Estate Index Fund	$[______]	[______]%

* As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

Placement of Redemption Orders For the Fund. Orders to redeem Creation Units must be delivered through an Authorized Participant. An order in good form to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (i) a request in satisfactory form to the Trust is received by the Transfer Agent not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund

Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. See Appendix A for a list of local holidays in the non-U.S. countries relevant to the Fund.

Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of non-U.S. Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

To the extent permitted by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units of shares to be redeemed to the Transfer Agent, at or prior to 10:00 a.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 110%, which NTI may change from time to time. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. dollars. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Participant Agreement may permit the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, portfolio securities or Cash Component and the cash collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” in the Fund’s Prospectus and “Net Asset Value” below computed on the Business Day on which a redemption order is deemed received in good form by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to Transfer Agent prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Trust on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time on the Transmittal Date but either: (i) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date; or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, (i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Transfer Agent by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the portfolio securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of portfolio securities of the Fund).

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular securities included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION

The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which: (a) the Fund has not invested more than 5% of the value of its total assets in securities of the issuer; and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions attributable to tax-exempt income) to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) by the end of each calendar year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who, in such case, (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount; (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any; and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the amount of undistributed capital gains included in the shareholder’s income reduced by their proportionate share of the taxes paid. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

If an individual trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend: (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period; or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of: (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

BACK-UP WITHHOLDING

In certain cases, the Fund will be required to withhold at the applicable withholding rate, currently 28%, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

SECTIONS 351 AND 362

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

QUALIFIED DIVIDEND INCOME

Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 20% to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder); (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

The Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

NET CAPITAL LOSS CARRYFORWARDS

The Fund is permitted to carry forward unused capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses.

EXCESS INCLUSION INCOME

Certain types of income received by the Fund from real estate investment Trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder Trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS, REITS AND PFICS

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund including the effect of fluctuations in the value of foreign currencies, and investments in REITS and passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

SALES OF SHARES

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Except as provided below, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

OTHER TAXES

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS

Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. For taxable years of the Fund beginning before January 1, 2014, certain interest related dividends and short term capital gain dividends as designated by the Fund are not subject to this 30% withholding tax if the shareholder provides a properly completed Form W-8BEN. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For foreign shareholders of the Fund a distribution attributable to the Fund’s sale of a real estate investment Trust or other U.S. real property holding company may be treated as real property gain subject to 35% withholding tax if 50% or more of the value of the Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from the Fund will be treated as attributable to a U.S. real property interest if such distribution is attributable to a distribution received by the Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

REPORTING

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

NET ASSET VALUE

Net asset value is determined as indicated under “Determination of Net Asset Value” in the Fund’s Prospectus.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff. The Trust reserves the right to reprocess purchase and redemption transactions that were processed at a NAV other than the Fund’s official closing NAV. For instance, if a pricing error is discovered that impacts the Fund’s NAV, the corrected NAV would be the official closing NAV and the erroneous NAV would be a NAV other than the Fund’s official closing NAV. Those transactions that were processed using the erroneous NAV may then be reprocessed using the official closing NAV.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least quarterly and any net realized securities gains, if any, generally are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

OTHER INFORMATION

COUNSEL

Drinker Biddle & Reath LLP, with offices at One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996, is counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                    ], located at [                    ], serves as the independent registered public accounting firm of the Trust, audits the Fund’s financial statements and may perform other services.

ADDITIONAL INFORMATION

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

APPENDIX A

[TO BE UPDATED]

The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three business days. The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, may require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund through December 31, 2014 are listed below, as are instances where more than seven days may be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Regular Holidays through December 31, 2013.

Australia

January 1, 2013	April 1, 2013	August 5, 2013	December 26, 2013

January 28, 2013	April 25, 2013	October 7, 2013

March 29, 2013	June 10, 2013	December 25, 2013

Austria

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

Belgium

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

Brazil

January 1, 2013	March 29, 2013	November 15, 2013

February 11, 2013	May 1, 2013	December 25, 2013

February 12, 2013	May 30, 2013

Canada

January 1, 2013	May 20, 2013	September 2, 2013	December 25, 2013

February 18, 2013	July 1, 2013	October 14, 2013	December 26, 2013

March 29, 2013	August 5, 2013	November 11, 2013

Chilé

January 1, 2013	July 16, 2013	September 20, 2013	December 31, 2013

March 29, 2013	August 15, 2013	October 31, 2013

May 1, 2013	September 18, 2013	November 1, 2013

May 21, 2013	September 19, 2013	December 25, 2013

China

January 1, 2013	February 14, 2013	May 1, 2013	October 1, 2013

January 2, 2013	February 15, 2013	June 10, 2013	October 2, 2013

January 3, 2013	April 4, 2013	June 11, 2013	October 3, 2013

February 11, 2013	April 5, 2013	June 12, 2013	October 4, 2013

February 12, 2013	April 29, 2013	September 19, 2013	October 7, 2013

February 13, 2013	April 30, 2013	September 20, 2013

Colombia

January 1, 2013	May 1, 2013	August 7, 2013	December 25, 2013

January 7, 2013	May 13, 2013	August 19, 2013

March 25, 2013	June 3, 2013	October 14, 2013

March 28, 2013	June 10, 2013	November 4, 2013

March 29, 2013	July 1, 2013	November 11, 2013

The Czech Republic

January 1, 2013	May 8, 2013	December 24, 2013

April 1, 2013	July 5, 2013	December 25, 2013

May 1, 2013	October 28, 2013	December 26, 2013

Denmark

January 1, 2013	April 26, 2013	June 5, 2013	December 31, 2013

March 28, 2013	May 9, 2013	December 24, 2013

March 29, 2013	May 10, 2013	December 25, 2013

April 1, 2013	May 20, 2013	December 26, 2013

Egypt

January 1, 2013	May 1, 2013	August 9, 2013	November 5, 2013

January 7, 2013	May 6, 2013	October 14, 2013

January 24, 2013	July 1, 2013	October 15, 2013

January 25, 2013	July 23, 2013	October 16, 2013

April 25, 2013	August 8, 2013	October 17, 2013

The Egyptian market is closed every Friday.

Finland

January 1, 2013	May 1, 2013	December 6, 2013	December 26, 2013

March 29, 2013	May 9, 2013	December 24, 2013

April 1, 2013	June 21, 2013	December 25, 2013

France

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

Germany

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

Greece

January 1, 2013	April 1, 2013	June 24, 2013	December 25, 2013

March 18, 2013	May 1, 2013	August 15, 2013	December 26, 2013

March 25, 2013	May 3, 2013	October 28, 2013

March 29, 2013	May 6, 2013	December 24, 2013

Hong Kong

January 1, 2013	April 1, 2013	July 1, 2013	December 25, 2013

February 11, 2013	April 4, 2013	September 20, 2013	December 26, 2013

February 12, 2013	May 1, 2013	October 1, 2013

February 13, 2013	May 17, 2013	October 14, 2013

March 29, 2013	June 12, 2013	December 24, 2013

Hungary

January 1, 2013	May 1, 2013	October 23, 2013	December 26, 2013

March 15, 2013	May 20, 2013	November 1, 2013	December 27, 2013

March 29, 2013	August 19, 2013	December 24, 2013

April 1, 2013	August 20, 2013	December 25, 2013

India

January 25, 2013	April 19, 2013	August 15, 2013	October 16, 2013

March 27, 2013	April 24, 2013	August 28, 2013	November 14, 2013

March 29, 2013	August 9, 2013	October 2, 2013	December 25, 2013

Indonesia

January 1, 2013	May 9, 2013	August 12, 2013	December 24, 2013

January 25, 2013	June 7, 2013	August 13, 2013	December 25, 2013

March 12, 2013	August 7, 2013	October 15, 2013	December 26, 2013

March 29, 2013	August 8, 2013	November 4, 2013	December 30, 2013

April 11, 2013	August 9, 2013	November 5, 2013	December 31, 2013

Ireland

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 6, 2013	December 26, 2013

Israel

January 22, 2013	April 16, 2013	September 6, 2013	September 26, 2013

March 26, 2013	May 15, 2013	September 13, 2013

April 1, 2013	September 5, 2013	September 19, 2013

The Israeli market is closed every Friday.

Italy

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

Japan

January 1, 2013	February 11, 2013	May 6, 2013	October 14, 2013

January 2, 2013	March 20, 2013	July 15, 2013	November 4, 2013

January 3, 2013	April 29, 2013	September 16, 2013	December 23, 2013

January 14, 2013	May 3, 2013	September 23, 2013	December 31, 2013

Malaysia

January 1, 2013	February 11, 2013	August 7, 2013	November 5, 2013

January 24, 2013	February 12, 2013	August 8, 2013	December 25, 2013

January 28, 2013	May 1, 2013	August 9, 2013

February 1, 2013	May 24, 2013	October 15, 2013

Mexico

January 1, 2013	March 28, 2013	September 16, 2013	December 25, 2013

February 4, 2013	March 29, 2013	November 18, 2013

March 18, 2013	May 1, 2013	December 12, 2013

Morocco

January 1, 2013	May 1, 2013	August 14, 2013	October 16, 2013

January 11, 2013	July 30, 2013	August 20, 2013	November 5, 2013

January 24, 2013	August 8, 2013	August 21, 2013	November 6, 2013

January 25, 2013	August 9, 2013	October 15, 2013	November 18, 2013

Netherlands

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

New Zealand

January 1, 2013	January 28, 2013	April 1, 2013	October 28, 2013

January 2, 2013	February 6, 2013	April 25, 2013	December 25, 2013

January 21, 2013	March 29, 2013	June 3, 2013	December 26, 2013

Norway

January 1, 2013	April 1, 2013	May 17, 2013	December 25, 2013

March 28, 2013	May 1, 2013	May 20, 2013	December 26, 2013

March 29, 2013	May 9, 2013	December 24, 2013

Peru

January 1, 2013	May 1, 2013	October 8, 2013

March 28, 2013	July 29, 2013	November 1, 2013

March 29, 2013	August 30, 2013	December 25, 2013

The Philippines

January 1, 2013	May 1, 2013	August 26, 2013	December 25, 2013

March 28, 2013	June 12, 2013	November 1, 2013	December 30, 2013

March 29, 2013	August 21, 2013	December 24, 2013	December 31, 2013

Poland

January 1, 2013	May 3, 2013	November 1, 2013	December 26, 2013

April 1, 2013	May 30, 2013	November 11, 2013

May 1, 2013	August 15, 2013	December 25, 2013

Portugal

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

Russia

January 1, 2013	January 7, 2013	May 3, 2013	November 4, 2013

January 2, 2013	March 8, 2013	May 9, 2013

January 3, 2013	May 1, 2013	May 10, 2013

January 4, 2013	May 2, 2013	June 12, 2013

Singapore

January 1, 2013	March 29, 2013	August 8, 2013	November 4, 2013

February 11, 2013	May 1, 2013	August 9, 2013	December 25, 2013

February 12, 2013	May 24, 2013	October 15, 2013

South Africa

January 1, 2013	April 1, 2013	August 9, 2013	December 25, 2013

March 21, 2013	May 1, 2013	September 24, 2013	December 26, 2013

March 29, 2013	June 17, 2013	December 16, 2013

South Korea

January 1, 2013	May 17, 2013	September 19, 2013	December 25, 2013

February 11, 2013	June 6, 2013	September 20, 2013

March 1, 2013	August 15, 2013	October 3, 2013

May 1, 2013	September 18, 2013	October 9, 2013

Spain

January 1, 2013	April 1, 2013	December 25, 2013

March 29, 2013	May 1, 2013	December 26, 2013

Sweden

January 1, 2013	May 1, 2013	June 21, 2013	December 26, 2013

March 29, 2013	May 9, 2013	December 24, 2013	December 31, 2013

April 1, 2013	June 6, 2013	December 25, 2013

Switzerland

January 1, 2013	April 1, 2013	May 20, 2013	December 26, 2013

January 2, 2013	May 1, 2013	August 1, 2013

March 29, 2013	May 9, 2013	December 25, 2013

Taiwan

January 1, 2013	February 14, 2013	April 5, 2013	September 20, 2013

February 11, 2013	February 15, 2013	May 1, 2013	October 10, 2013

February 12, 2013	February 28, 2013	June 12, 2013

February 13, 2013	April 4, 2013	September 19, 2013

Thailand

January 1, 2013	April 16, 2013	August 12, 2013	December 31, 2013

February 25, 2013	May 1, 2013	October 23, 2013

April 8, 2013	May 6, 2013	December 5, 2013

April 15, 2013	May 24, 2013	December 10, 2013

Turkey

January 1, 2013	August 8, 2013	October 15, 2013	October 18, 2013

April 23, 2013	August 9, 2013	October 16, 2013	October 29, 2013

May 1, 2013	August 30, 2013	October 17, 2013

The United Kingdom

January 1, 2013	May 6, 2013	December 25, 2013

March 29, 2013	May 27, 2013	December 26, 2013

April 1, 2013	August 26, 2013

Regular Holidays through December 31, 2014.

Australia

January 1, 2014	April 21, 2014	August 4, 2014	December 26, 2014

January 27, 2014	April 25, 2014	October 6, 2014

April 18, 2014	June 9, 2014	December 25, 2014

Austria

January 1, 2014	May 1, 2014	June 19, 2014	December 25, 2014

January 6, 2014	May 29, 2014	August 15, 2014	December 26, 2014

April 21, 2014	June 9, 2014	December 8, 2014

Belgium

January 1, 2014	May 29, 2014	July 21, 2014	December 25, 2014

April 21, 2014	May 30, 2014	August 15, 2014

May 1, 2014	June 9, 2014	November 11, 2014

Brazil

January 1, 2014	March 4, 2014	April 21, 2014	June 19, 2014

March 3, 2014	April 18, 2014	May 1, 2014	December 25, 2014

Canada

January 1, 2014	May 19, 2014	September 1, 2014	December 25, 2014

February 17, 2014	July 1, 2014	October 13, 2014	December 26, 2014

April 18, 2014	August 4, 2014	November 11, 2014

Chilé

January 1, 2014	May 21, 2014	September 18, 2014	December 8, 2014

April 18, 2014	July 16, 2013	September 19, 2014	December 25, 2014

May 1, 2014	August 15, 2014	October 31, 2013

China

January 1, 2014	May 1, 2014	October 2, 2014

January 30, 2014	June 2, 2013	October 3, 2014

January 31, 2014	October 1, 2014

Colombia

January 1, 2014	May 1, 2014	August 7, 2014	November 17, 2014

March 24, 2014	June 2, 2014	August 18, 2014	December 8, 2014

April 17, 2014	June 23, 2014	October 13, 2014	December 25, 2014

April 18, 2014	June 30, 2014	November 3, 2014

The Czech Republic

April 21, 2014

July 5, 2014

July 6, 2014

September 28, 2014

Denmark

January 1, 2014	May 16, 2014	June 9, 2014	December 31, 2014

April 17, 2014	May 29, 2014	December 24, 2014

April 18, 2014	May 30, 2013	December 25, 2014

April 21, 2014	June 5, 2014	December 26, 2014

Egypt

January 7, 2014	April 25, 2014	July 23, 2014	October 6, 2014

January 14, 2014	May 1, 2014	July 29, 2014

April 21, 2014	July 1, 2014	July 30, 2014

The Egyptian market is closed every Friday.

Finland

January 1, 2014	April 21, 2014	June 20, 2014	December 26, 2014

January 6, 2014	May 1, 2014	December 24, 2014

April 18, 2014	May 29, 2014	December 25, 2014

France

January 1, 2014	May 1, 2014	December 25, 2014	December 26, 2014

Germany

January 1, 2013	April 21, 2014	December 25, 2014

April 18, 2014	May 1, 2014	December 26, 2014

Greece

January 1, 2014	March 25, 2014	May 1, 2014	December 25, 2014

January 6, 2014	April 18, 2014	June 9, 2014	December 26, 2014

March 3, 2014	April 21, 2014	August 15, 2014

Hong Kong

January 1, 2014	April 21, 2014	July 1, 2014	December 25, 2014

January 31, 2014	May 1, 2014	September 9, 2014	December 26, 2014

February 3, 2014	May 6, 2014	October 1, 2014

April 18, 2014	June 2, 2014	October 2, 2014

Hungary

January 1, 2014	May 2, 2014	October 24, 2014

April 18, 2014	June 9, 2014	December 24, 2014

April 21, 2014	August 20, 2014	December 25, 2014

May 1, 2014	October 23, 2014	December 26, 2014

India

April 14, 2014	May 1, 2014	October 2, 2014

April 18, 2014	August 15, 2014	December 25, 2014

Indonesia

January 1, 2014	April 18, 2014	July 29, 2014	December 25, 2014

January 14, 2014	May 14, 2014	July 30, 2014	December 31, 2014

January 31, 2014	May 27, 2014	August 18, 2014

March 31, 2014	May 29, 2014

Ireland

January 1, 2014	April 21, 2014	August 1, 2014	December 26, 2014

March 17, 2014	May 5, 2014	October 27, 2014

April 18, 2014	June 2, 2014	December 25, 2014

Israel

April 14, 2014	June 3, 2014	September 25, 2014	October 9, 2014

April 15, 2014	June 4, 2014	September 26, 2014	October 16, 2014

April 21, 2014	August 5, 2014	October 3, 2014

May 5, 2014	September 24, 2014	October 8, 2014

The Israeli market is closed every Friday.

Italy

January 1, 2014	April 25, 2014	December 25, 2014

January 6, 2014	May 1, 2014	December 26, 2014

April 21, 2014

Japan

January 1, 2014	February 11, 2014	July 21, 2014	November 3, 2014

January 2, 2014	March 21, 2014	September 15, 2014	November 24, 2014

January 3, 2014	April 29, 2014	September 23, 2014	December 23, 2014

January 13, 2014	May 5, 2014	October 13, 2014	December 31, 2014

Malaysia

January 1, 2014	May 1, 2014	September 16, 2014	December 25, 2014

Mexico

January 1, 2014	April 17, 2014	September 16, 2014	December 25, 2014

February 3, 2014	April 18, 2014	November 17, 2014

March 17, 2014	May 1, 2014	December 12, 2014

Morocco

January 1, 2014	May 1, 2014	August 14, 2014	October 6, 2014

January 14, 2014	July 29, 2014	August 20, 2014	November 6, 2014

January 15, 2014	July 30, 2014	August 21, 2014	November 18, 2014

Netherlands

January 1, 2014	April 21, 2014	May 12, 2014	December 25, 2014

April 18, 2014	April 30, 2014	June 9, 2014	December 26, 2014

New Zealand

January 1, 2014	January 27, 2014	April 21, 2014	October 27, 2014

January 2, 2014	February 6, 2014	April 25, 2014	December 25, 2014

January 20, 2014	April 18, 2014	June 2, 2014	December 26, 2014

Norway

January 1, 2014	April 21, 2014	May 29, 2014	December 25, 2014

April 17, 2014	May 1, 2014	June 9, 2014	December 26, 2014

April 18, 2014

Peru

January 1, 2014	May 1, 2014	July 29, 2014	December 8, 2014

April 17, 2014	July 28, 2014	October 8, 2014	December 25, 2014

April 18, 2014

The Philippines

January 1, 2014	April 18, 2014	August 26, 2014	December 30, 2014

April 9, 2014	May 1, 2014	December 24, 2014	December 31, 2014

April 17, 2014	June 12, 2014	December 25, 2014

Poland

January 1, 2014	April 21, 2014	August 15, 2014	December 25, 2014

January 6, 2014	May 1, 2014	November 11, 2014	December 26, 2014

April 18, 2014	June 19, 2014	December 24, 2014

Portugal

January 1, 2014	April 21, 2014	December 25, 2014	December 26, 2014

April 18, 2014	May 1, 2014

Russia

January 1, 2014	January 3, 2014	May 1, 2014	June 12, 2014

January 2, 2014	January 7, 2014	May 9, 2014	November 4, 2014

Singapore

January 1, 2014	April 18, 2014	May 1, 2014	December 25, 2014

January 31, 2014

South Africa

January 1, 2014	April 21, 2014	June 17, 2014	December 16, 2014

March 21, 2014	April 28, 2014	August 8, 2014	December 25, 2014

April 18, 2014	May 1, 2014	September 24, 2014	December 26, 2014

South Korea

January 1, 2014	May 5, 2014	September 8, 2014	October 9, 2014

January 30, 2014	May 6, 2014	September 9, 2014	December 24, 2014

January 31, 2014	June 6, 2014	October 3, 2014

May 1, 2014	August 15, 2014

Spain

January 1, 2014	April 18, 2014	July 25, 2014	December 25, 2014

March 19, 2014	May 1, 2014	August 15, 2014

April 17, 2014	June 19, 2014	December 8, 2014

Sweden

January 1, 2014	April 21, 2014	June 6, 2014	December 25, 2014

January 6, 2014	May 1, 2014	June 20, 2014	December 26, 2014

April 18, 2014	May 29, 2014	December 24, 2014	December 31, 2014

Switzerland

January 1, 2014	April 21, 2014	June 9, 2014	December 25, 2014

April 18, 2014	May 29, 2014	August 1, 2014	December 26, 2014

Taiwan

January 1, 2014	February 28, 2014	May 1, 2014	September 8, 2014

January 30, 2014	April 4, 2014	June 2, 2014	October 10, 2014

January 31, 2014

Thailand

January 1, 2014	April 15, 2014	July 1, 2014	December 10, 2014

February 14, 2014	May 1, 2014	July 11, 2014	December 31, 2014

April 7, 2014	May 5, 2014	October 23, 2014

April 14, 2014	May 13, 2014	December 5, 2014

Turkey

January 1, 2014	May 19, 2014	October 29, 2014

The United Kingdom

January 1, 2014	April 21, 2014	May 26, 2014	December 25, 2014

April 18, 2014	May 5, 2014	August 25, 2014	December 26, 2014

Redemption. The longest redemption cycle for the Fund is a function of the longest redemption cycles among the countries whose securities comprise the Fund. Through December 31, 2013, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for the Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Austria	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

China	2/6/2013	2/19/2013	13

	2/7/2013	2/20/2013	13

	2/8/2013	2/21/2013	13

	4/25/2013	5/6/2013	11

	4/26/2013	5/7/2013	11

	9/26/2013	10/9/2013	13

	9/27/2013	10/10/2013	13

The Czech Republic	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Denmark	3/25/2013	4/2/2013	8

	3/26/2013	4/3/2013	8

	3/27/2013	4/4/2013	8

	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Egypt	10/8/2013	10/17/2013	9

	10/9/2013	10/18/2013	9

	10/10/2013	10/21/2013	11

	10/29/2013	11/6/2013	8

	10/30/2013	11/7/2013	8

	10/31/2013	11/8/2013	8

Finland	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Germany	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Hungary	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	12/31/2013	8

Indonesia	8/2/2013	8/14/2013	12

	8/5/2013	8/15/2013	10

	8/6/2013	8/16/2013	10

	12/19/2013	12/27/2013	8

	12/20/2013	1/2/2014	13

	12/23/2013	1/3/2014	11

Ireland	12/19/2013	12/30/2013	11

	12/20/2013	12/31/2013	11

	12/23/2013	1/2/2014	10

Italy	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Malaysia	8/2/2013	8/12/2013	10

	8/5/2013	8/13/2013	8

	8/6/2013	8/14/2013	8

Norway	3/25/2013	4/2/2013	8

	3/26/2013	4/3/2013	8

	3/27/2013	4/4/2013	8

	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Country	Trade Date	Settlement Date	Number of Days to Settle
The Philippines	12/23/2013	1/2/2014	10

Portugal	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	12/31/2013	8

Spain	3/25/2013	4/2/2013	8

	3/26/2013	4/3/2013	8

	3/27/2013	4/4/2013	8

South Africa	3/14/2013	3/22/2013	8

	3/15/2013	3/25/2013	10

	3/18/2013	3/26/2013	8

	3/19/2013	3/27/2013	8

	3/20/2013	3/28/2013	8

	3/22/2013	4/2/2013	11

	3/25/2013	4/3/2013	8

	3/26/2013	4/4/2013	8

	3/27/2013	4/5/2013	8

	3/28/2013	4/8/2013	11

	4/24/2013	5/2/2013	8

	4/25/2013	5/3/2013	8

	4/26/2013	5/6/2013	10

	4/29/2013	5/7/2013	8

	4/30/2013	5/8/2013	8

	6/10/2013	6/18/2013	8

	6/11/2013	6/19/2013	8

	6/12/2013	6/20/2013	8

	6/13/2013	6/21/2013	8

	6/14/2013	6/24/2013	10

	8/2/2013	8/12/2013	10

	8/5/2013	8/13/2013	8

	8/6/2013	8/14/2013	8

	8/7/2013	8/15/2013	8

	8/8/2013	8/16/2013	8

	9/17/2013	9/25/2013	8

	9/18/2013	9/26/2013	8

	9/19/2013	9/27/2013	8

	9/20/2013	9/30/2013	10

	9/23/2013	10/1/2013	8

	12/11/2013	12/19/2013	8

	12/12/2013	12/20/2013	8

	12/13/2013	12/23/2013	10

	12/18/2013	12/27/2013	9

	12/19/2013	12/30/2013	11

	12/20/2013	12/31/2013	11

	12/23/2013	1/2/2014	10

	12/24/2013	1/3/2014	10

Sweden	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Switzerland	12/19/2013	12/27/2013	8

	12/20/2013	12/30/2013	10

	12/23/2013	1/2/2014	10

Taiwan	2/5/2013	2/15/2013	10

	2/6/2013	2/18/2013	12

Turkey	10/10/2013	10/21/2013	11

	10/11/2013	10/22/2013	11

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

Redemption. The longest redemption cycle for the Fund is a function of the longest redemption cycles among the countries whose securities comprise the Fund. Through December 31, 2014, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for the Fund as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Austria	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

China	01/28/2014	02/5/2014	8

	01/29/2014	02/6/2014	8

	09/26/2014	10/07/2014	11

	09/29/2014	10/08/2014	9

	09/30/2014	10/10/2014	10

The Czech Republic	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Denmark	04/14/2014	04/23/2014	8

	04/15/2014	04/24/2014	8

	04/16/2014	04/25/2014	8

	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Egypt	01/06/2014	01/14/2014	8

	04/14/2014	04/22/2014	8

	04/15/2014	04/23/2014	8

	04/16/2014	04/24/2014	8

	04/17/2014	04/27/2014	10

	07/21/2014	07/31/2014	10

	07/22/2014	08/03/2014	12

	07/24/2014	08/04/2014	11

	09/29/2014	10/07/2014	8

	09/30/2014	10/08/2014	8

	10/01/2014	10/09/2014	8

	10/02/2014	10/12/2014	10

Finland	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Germany	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Hungary	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Indonesia	07/23/2014	08/04/2014	12

	07/24/2014	08/05/2014	12

	07/25/2014	08/06/2014	12

	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Ireland	12/23/2014	01/02/2014	10

	12/19/2014	12/30/2014	11

	12/22/2014	12/31/2014	9

	12/23/2014	01/02/2015	10

Italy	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Norway	04/14/2014	04/22/2014	8

	04/15/2014	04/23/2014	8

	04/16/2014	04/24/2014	8

	12/19/2014	12/29/2014	10

Malaysia	01/27/2014	02/04/2014	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	01/28/2014	02/05/2014	8

	01/29/2014	02/06/2014	8

	07/23/2014	07/31/2014	8

	07/24/2014	08/01/2014	8

	07/25/2014	08/04/2014	10

The Philippines	12/23/2014	12/31/2014	8

	12/26/2014	01/05/2015	10

	12/29/2014	01/06/2015	8

Portugal	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Spain	04/14/2014	04/22/2014	8

	04/15/2014	04/23/2014	8

	04/16/2014	04/24/2014	8

South Africa	03/14/2014	03/24/2014	10

	03/17/2014	03/25/2014	8

	03/18/2014	03/26/2014	8

	03/19/2014	03/27/2014	8

	03/20/2014	03/28/2014	8

	04/11/2014	04/22/2014	9

	04/14/2014	04/23/2014	9

	04/15/2014	04/24/2014	9

	04/16/2014	04/25/2014	9

	04/17/2014	04/29/2014	12

	04/22/2014	04/30/2014	8

	04/23/2014	05/02/2014	9

	04/24/2014	05/05/2014	11

	04/25/2014	05/06/2014	11

	04/29/2014	05/07/2014	8

	04/30/2014	05/08/2014	8

	06/09/2014	06/17/2014	8

	06/10/2014	06/18/2014	8

	06/11/2014	06/19/2014	8

	06/12/2014	06/20/2014	8

	06/13/2014	06/23/2014	10

	09/17/2014	09/25/2014	8

	09/18/2014	09/26/2014	8

	09/19/2014	09/29/2014	10

	09/22/2014	09/30/2014	8

	09/23/2014	10/01/2014	8

	12/09/2014	12/17/2014	8

	12/10/2014	12/18/2014	8

	12/11/2014	12/19/2014	8

	12/12/2014	12/22/2014	10

	12/15/2014	12/23/2014	8

	12/18/2014	12/29/2014	11

	12/19/2014	12/30/2014	11

	12/22/2014	12/31/2014	9

	12/23/2014	01/02/2015	10

	12/14/2014	01/05/2015	12

	12/29/2014	01/06/2015	8

	12/30/2014	01/07/2015	8

	12/31/2014	01/08/2015	8

Sweden	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Switzerland	12/19/2014	12/29/2014	10

	12/22/2014	12/30/2014	8

	12/23/2014	12/31/2014	8

Country	Trade Date	Settlement Date	Number of Days to Settle
	12/29/2014	01/06/2014	8

	12/30/2014	01/07/2014	8

Taiwan	01/24/2014	02/05/2014	12

	01/27/2014	02/06/2014	10

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

APPENDIX B

As stated in the Prospectus, the Fund may enter into certain futures transactions. Some of these transactions are described in this Appendix. The Fund may also enter into other futures transactions or other securities and instruments that are available in the markets from time to time.

I.	Index and Security Futures Contracts

A stock index assigns relative values to the stocks included in the index, which fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indexes, such as the S&P 100® or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indexes (as defined in the Commodity Futures Modernization Act of 2000) (together “security futures”; broader-based index futures are referred to as “index futures”). Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a Derivatives Transaction Execution Facility (DTEF). Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated by varying degrees by the CFTC. To the extent consistent with its investment objective, the Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

II.	Futures Contracts on Foreign Currencies

A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to help the Fund track the price and yield performance of its Underlying Index.

III.	Margin Payments

Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Investment Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.	Risks of Transactions in Futures Contracts

There are several risks in connection with the use of futures by the Fund, even for futures that are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility, which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by Fund is also subject to the Investment Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Futures purchased or sold by the Fund (and related options) may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the National Futures Association and any domestic exchange or other trading facility (including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange), nor the protective measures provided by the Securities and Exchange Commission’s rules relating to security futures. In particular, the investments of the Fund in foreign futures, or foreign options transactions may not be provided the same protections in respect to transactions on United States futures trading facilities. In addition, the price of any foreign futures or foreign options contract may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

V.	Options on Futures Contracts

The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option of a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See “Risks of Transactions in Futures Contracts” above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.	Other Matters

The Fund intends to comply with the regulations of the CFTC exempting it from registration as a “Commodity Pool Operator”.The Fund is operated by persons who have claimed an exclusion from the definition of the term “Commodity Pool Operator” with respect to the Fund under the Commodity Exchange Act and, therefore, are not subject to registration or regulations as a pool operator with respect to the Fund under such Act. The Investment Adviser has filed a notice of exclusion from registration as a “commodity pool operator” with respect to the Fund under applicable rules issued by the CFTC under the Commodity Exchange Act (the “CEA”). In order for the Investment Adviser to continue to claim exclusion from registration as a “commodity pool operator” with respect to the Fund, the Fund is limited in its ability to use futures, options and swaps subject to regulation under the CEA for purposes other than bona fide hedging, which is narrowly defined. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in such investments may not exceed 5% of the liquidation value of the Fund’s assets (after accounting for unrealized profits and unrealized losses on any such investments), or (2) the aggregate net notional value of such instruments may not exceed 100% of the liquidation value of the Fund’s assets (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C

OTHER INFORMATION

Item 28.			Exhibits

(a	)	(1)	Certificate of Trust dated May 13, 2010[1]

		(2)	Amendment to the Certificate of Trust dated April 12, 2011[1]

		(3)	Amended and Restated Agreement and Declaration of Trust dated June 28, 2011[3]

		(4)	Amended and Restated Schedule A to the Amended and Restated Agreement and Declaration of Trust as of September 9, 2013[9]

(b	)		Amended and Restated By-Laws of the Trust[3]

(c	)		Articles IV, V, VI, VII and IX of the Amended and Restated Agreement and Declaration of Trust dated June 28, 2011[3]

(d	)	(1)	Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[3]

		(2)	Amended and Restated Appendix A to the Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[7]

		(3)	Amended and Restated Appendix A to the Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, Inc.[10]

		(4)	Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc.[3]

		(5)	Amended and Restated Exhibit A to the Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc.[7]

		(6)	Amended and Restated Exhibit A to the Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc. [10]

		(7)	Amendment No. 1 to Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc.[5]

		(8)	Amendment No. 2 to Expense Reimbursement Agreement between the Trust and Northern Trust Investments, Inc.[8]

(e	)	(1)	Distribution Agreement between the Trust and Foreside Fund Services, LLC[4]

		(2)	Amended and Restated Exhibit A to the Distribution Agreement between the Trust and Foreside Fund Services, LLC[7]

		(3)	Amended and Restated Exhibit A to the Distribution Agreement between the Trust and Foreside Fund Services, LLC[10]

		(4)	Form of Authorized Participant Agreement[3]

(f	)		Not applicable

(g	)	(1)	Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[3]

		(2)	Amendment to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[7]

		(3)	Amendment to the Global Custody Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[10]

(h	)	(1)	Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[3]

		(2)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[7]

		(3)	Amendment to the Agency Services Agreement between the Trust and J.P. Morgan Chase Bank, N.A.[10]

		(4)	Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A.[4]

		(5)	Amendment to the Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A.[7]

		(6)	Amendment to the Fund Servicing Agreement between the Trust and the J.P. Morgan Chase Bank, N.A.[10]

		(7)	Form of Sublicense Agreement between the Trust and Northern Trust Investments, Inc.[3]

		(8)	License Agreement between the Trust and Northern Trust Investments, Inc.[8]

(i	)		Opinion and Consent of Drinker Biddle &ReathLLP[10]

(j	)		Consent of Independent Registered Public Accounting Firm[10]

(k	)		Not applicable

(l	)		Initial Capital Agreement[3]

(m	)		Distribution and Service Plan, adopted July 14, 2011[3]

(n	)		Not applicable

(o	)		Not applicable

(p	)	(1)	Code of Ethics of the Trust[2]

		(2)	Code of Ethics of Northern Trust Investments, Inc.[2]

(Other)			Power of Attorney[6]

[1]	Incorporated herein by reference to the Initial Registration Statement filed on May 5, 2011.
[2]	Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on August 8, 2011.
[3]	Incorporated herein by reference to Pre-Effective Amendment No. 2 filed on September 1, 2011.
[4]	Incorporated herein by reference to Post-Effective Amendment No. 2 filed on October 18, 2011.
[5]	Incorporated herein by reference to Post-Effective Amendment No. 6 filed on February 28, 2012.
[6]	Incorporated herein by reference to Post-Effective Amendment No. 16 filed on June 28, 2012.

[7]	Incorporated herein by reference to Post-Effective Amendment No. 30 filed on December 10, 2012.
[8]	Incorporated herein by reference to Post-Effective Amendment No. 32 filed on February 28, 2013.
[9]	Filed herewith.
[10]	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

Section 3 of Article IV of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.

Section 8 of the Investment Advisory and Ancillary Services Agreement between the Registrant and the investment adviser (the “Adviser”) provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject.

Paragraph 6 of the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (“Foreside”) provides that the Registrant will indemnify Foreside against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by Foreside, or those resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of Foreside. Paragraph 6 of the Distribution Agreement also provides that Foreside will indemnify the Trustees and officers of the Registrant against certain liabilities relating to allegations of wrongful acts of Foreside, Foreside’s breach of any obligation, representation or warranty under the Distribution Agreement, Foreside’s failure to comply in any material respect with applicable securities laws, and allegations of untrue statements or omissions of material fact resulting from the reliance on information furnished to the Registrant by Foreside.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Adviser

Northern Trust Investments, Inc. (“NTI”) an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Funds. NTI is referred to as the “Investment Adviser.” NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. NTI is an Illinois state bank and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with The Northern Trust Company (other than as a director), as indicated below.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Abdul Karim, Walid T. Vice President	The Northern Trust Company	Vice President

Aitcheson, James A. Senior Vice President	The Northern Trust Company	Senior Vice President

Alongi, David M. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Amaya, Luis Vice President	The Northern Trust Company	Vice President

Anast, Angela H. Vice President	The Northern Trust Company	Vice President

Anderson, Timothy Vice President	The Northern Trust Company	Vice President

Anstine, Robert Dale Vice President	The Northern Trust Company	Vice President

Antonacci, Jeffrey M. Senior Vice President	The Northern Trust Company	Senior Vice President

Azar, Frederick A. Vice President	The Northern Trust Company	Vice President

Baldwin, Florette L. Vice President	. The Northern Trust Company	Vice President

Bandar, Walid S. Vice President	The Northern Trust Company	Vice President

Bandura, Daniel T. Vice President	The Northern Trust Company	Vice President

Baras, Ellen G. Vice President	The Northern Trust Company	Vice President

Baron, Tracy L. Senior Vice President	The Northern Trust Company	Senior Vice President

Barron, David R. Vice President	The Northern Trust Company	Vice President

Bartczyszyn, Michael S. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Basso, Belinda M. Vice President	The Northern Trust Company	Vice President

Beckman, Carl P. Senior Vice President & Treasurer	The Northern Trust Company	Senior Vice President

Behar, Gregory S. Senior Vice President	The Northern Trust Company	Senior Vice President

Benson, Jacquelyn M. Senior Vice President	The Northern Trust Company	Senior Vice President

Benzmiller, Thomas R. Senior Vice President	The Northern Trust Company	Senior Vice President

Bergson, Robert H. Senior Vice President	The Northern Trust Company	Senior Vice President

Bieber, Christopher Vice President	The Northern Trust Company	Vice President

Blair, Timothy P. Vice President	The Northern Trust Company	Vice President

Blank, Justin W. Vice President	The Northern Trust Company	Vice President

Bleecker, Ali K. Senior Vice President	The Northern Trust Company	Senior Vice President

Boeckmann, Eric Vonn Senior Vice President	The Northern Trust Company	Senior Vice President

Boeckmann, Lizabeth Rose Vice President	The Northern Trust Company	Vice President

Bohlin, Andrew P. Vice President	The Northern Trust Company	Vice President

Borel, Ainsley J. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Browne, Kieran Senior Vice President	The Northern Trust Company	Senior Vice President

Browne, Robert P. Executive Vice President, Director and Chief Investment Officer	The Northern Trust Company	Executive Vice President

Buckley, Melissa A. Senior Vice President	The Northern Trust Company	Senior Vice President

Buerckholtz, Elizabeth J. Senior Vice President	The Northern Trust Company	Senior Vice President

Bugajski, James Edmund Vice President	The Northern Trust Company	Vice President

Bukoll, Martin B. Senior Vice President	The Northern Trust Company	Senior Vice President

Burgul, Cevdet Sertan Vice President	The Northern Trust Company	Vice President

Bursua, Brian M. Vice President	The Northern Trust Company	Vice President

Camden, Bradley T. Vice President	The Northern Trust Company	Vice President

Carberry, Craig R. Secretary	The Northern Trust Company	Senior Attorney

Carlson, Christopher W. Senior Vice President, Director and Chief Operating Officer	The Northern Trust Company	Senior Vice President

Carlson, Mark D. Senior Vice President	The Northern Trust Company	Senior Vice President

Carr, Allen G. Vice President	The Northern Trust Company	Vice President

Carroll, Keith D. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Caruso, Keith A. Vice President	The Northern Trust Company	Vice President

Castino, Michael T. Senior Vice President	The Northern Trust Company	Senior Vice President

Chico, Michael R. Vice President	The Northern Trust Company	Vice President

Clark, Richard L. Senior Vice President	The Northern Trust Company	Senior Vice President

Connellan, Kevin Anthony Senior Vice President	The Northern Trust Company	Senior Vice President

Connor, Kevin P. Vice President	The Northern Trust Company	Vice President

Costello, Joseph H. Vice President	The Northern Trust Company	Vice President

Cousins, Stephen J. Senior Vice President	The Northern Trust Company	Senior Vice President

Cubeles, Alain Senior Vice President	The Northern Trust Company	Senior Vice President

Czochara, Susan C. Senior Vice President	The Northern Trust Company	Senior Vice President

D’Arienzo, Louis R. Vice President	Northern Trust Bank, N.A.	Vice President

Danaher, James Senior Vice President	The Northern Trust Company	Senior Vice President

Dawson, Jason E. Vice President	The Northern Trust Company	Vice President

Dehnert, Melissa Ann Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Dekhayser, Jordan D. Vice President	The Northern Trust Company	Vice President

Delaney, Michael J. Vice President	The Northern Trust Company	Vice President

Dering, Michael C. Vice President	The Northern Trust Company	Vice President

DeSouza, Leonor Vice President	The Northern Trust Company	Vice President

Detroy, Timothy J. Vice President	The Northern Trust Company	Vice President

Deverall, Michael C. Vice President	The Northern Trust Company	Vice President

Diehl, Jr., Joseph R. Senior Vice President	The Northern Trust Company	Senior Vice President

Doell, John C. Senior Vice President	The Northern Trust Company	Senior Vice President

Donaldson, Julian O. Vice President	The Northern Trust Company	Vice President

Dorsey, Jennifer Ann Vice President	The Northern Trust Company	Vice President

Doyle, Michael T. Vice President	The Northern Trust Company	Vice President

Driscoll, Peter John Vice President	The Northern Trust Company	Vice President

Dwyer, Patrick E. Vice President	The Northern Trust Company	Vice President

Dzanis, Marie E. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Ebel, Christopher John Vice President	The Northern Trust Company	Vice President

Egizio, Michael P. Vice President	The Northern Trust Company	Vice President

Escalante, Patrick D. Vice President	The Northern Trust Company	Vice President

Evans, Megan Chapman Senior Vice President	The Northern Trust Company	Senior Vice President

Everett, Steven R. Senior Vice President	The Northern Trust Company	Senior Vice President

Ewing, Peter K. Senior Vice President	The Northern Trust Company	Senior Vice President

Ferguson, Jr., John Allen Vice President	The Northern Trust Company	Vice President

Fletcher, Christina Lee Vice President	The Northern Trust Company	Vice President

Flood, Peter J. Senior Vice President	The Northern Trust Company	Senior Vice President

Flowers, Joseph L. Vice President	The Northern Trust Company	Vice President

Franklin, Carolyn D. Vice President	The Northern Trust Company	Vice President

Freitag, Lee R. Senior Vice President	The Northern Trust Company	Senior Vice President

Friedman, Sarah Meggan Vice President	The Northern Trust Company	Vice President

Fronk, Christopher A. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Gandhi, Ashish A. Vice President	The Northern Trust Company	Vice President

Gaskin, Patrick J. Vice President	The Northern Trust Company	Vice President

Gautham, Ravi A. Senior Vice President	The Northern Trust Company	Senior Vice President

Gayle III, Robert Harold Vice President	The Northern Trust Company	Vice President

Geisler, Maria Vice President	The Northern Trust Company	Vice President

Geraghty, Kim Marie Vice President	The Northern Trust Company	Vice President

Gilbert, Joshua B. Vice President	The Northern Trust Company	Vice President

Ginsberg, Lynne Noel Vice President	The Northern Trust Company	Vice President

Gleeman, Michael J. Vice President	The Northern Trust Company	Vice President

Gordon, Denise Christine Senior Vice President	The Northern Trust Company	Senior Vice President

Gould, Betty C. Vice President	The Northern Trust Company	Vice President

Graber, Adam D. Vice President	The Northern Trust Company	Vice President

Grant Williams, Allison Senior Vice President	The Northern Trust Company	Senior Vice President

Gregg, Laura Jean Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Griffin, Michelle D. Senior Vice President	The Northern Trust Company	Senior Vice President

Halter, Ann M. Senior Vice President	The Northern Trust Company	Senior Vice President

Harrell, Alec Vice President	The Northern Trust Company	Vice President

Harris, Nora J. Vice President	The Northern Trust Company	Vice President

Hausken, Philip D. Senior Vice President	The Northern Trust Company	Senior Vice President

Hawkins, Sheri Barker Senior Vice President	The Northern Trust Company	Senior Vice President

Hearty, Stephen Aprea Senior Vice President	The Northern Trust Company	Senior Vice President

Hecimovich, Sandra M. Senior Vice President	The Northern Trust Company	Senior Vice President

Hest, Stefanie Jaron Senior Vice President	The Northern Trust Company	Senior Vice President

Hickman, Joanne Senior Vice President	The Northern Trust Company	Senior Vice President

Hill, Susan Senior Vice President and Chief Compliance Officer	The Northern Trust Company	Senior Vice President

Hogan, James F. Senior Vice President	The Northern Trust Company	Senior Vice President

Huemmer, Christopher G. Vice President	The Northern Trust Company	Vice President

Humphrey, Matthew Vice President and Controller	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Hunniford, Michael Vice President	The Northern Trust Company	Vice President

Hunstad, Michael Ryan Vice President	The Northern Trust Company	Vice President

Hurley, William F. Vice President	The Northern Trust Company	Vice President

Hyatt, William E. Vice President	The Northern Trust Company	Vice President

Inzunza, Richard J. Vice President	The Northern Trust Company	Vice President

Jacobs, Peter M. Senior Vice President	The Northern Trust Company	Senior Vice President

Jaeger, Christopher J. Vice President	The Northern Trust Company	Vice President

Jaffe, Harry Y. Vice President	The Northern Trust Company	Vice President

Jampani, Madhavi Choudary Vice President	The Northern Trust Company	Vice President

Jenkins, John Scott Vice President	The Northern Trust Company	Vice President

Jesel, Delilah Vice President	The Northern Trust Company	Vice President

Johnston, Lucia A. Vice President	The Northern Trust Company	Vice President

Jones, Brian D. Vice President	The Northern Trust Company	Vice President

Jorgensen, Joseph H. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Joves, Evangeline Mendoza Vice President	The Northern Trust Company	Vice President

Kalter, Kristin M. Vice President	The Northern Trust Company	Vice President

Kancharla, Sridhar Vice President	The Northern Trust Company	Vice President

Kane, James P. Senior Vice President	The Northern Trust Company	Senior Vice President

Katz, Evan S. Vice President	The Northern Trust Company	Vice President

Katz, Naomi E. Vice President	The Northern Trust Company	Vice President

Kazaz, Tayfun Vice President	The Northern Trust Company	Vice President

Kelley, Michelle M. Vice President	The Northern Trust Company	Vice President

Kennedy, Michael Vice President	The Northern Trust Company	Vice President

King III, Archibald E. Senior Vice President	The Northern Trust Company	Senior Vice President

Kinney, Lorrie Ann Vice President	The Northern Trust Company	Vice President

Klein, Stephanie K. Senior Vice President	The Northern Trust Company	Senior Vice President

Koch, Deborah L. Senior Vice President	The Northern Trust Company	Senior Vice President

Konstantos, John A. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Korytowski, Donald H. Vice President	The Northern Trust Company	Vice President

Kovacs, Michael R. Senior Vice President	The Northern Trust Company	Senior Vice President

LaBelle, John C. Vice President	The Northern Trust Company	Vice President

Leahey, Jodie Terese Senior Vice President	The Northern Trust Company	Senior Vice President

Ledford, Diana L. Senior Vice President	The Northern Trust Company	Senior Vice President

Letts, Heather M. Vice President	The Northern Trust Company	Vice President

Lewandowski, Michael R. Vice President	The Northern Trust Company	Vice President

Lico, Dennis Vice President	The Northern Trust Company	Vice President

Loftus, Julie M. Vice President	The Northern Trust Company	Vice President

Ludwig, Jeanne M. Senior Vice President	The Northern Trust Company	Senior Vice President

Lukic, Mary Vice President	The Northern Trust Company	Vice President

Lupi, Lisa Ann Vice President	The Northern Trust Company	Vice President

Luth, Ann F. Senior Vice President	The Northern Trust Company	Senior Vice President

Lyons, William A. Vice President	The Northern Trust Company	Vice President

Mastuantuono, Deborah A. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Maveety, Wendy L. Senior Vice President	The Northern Trust Company	Senior Vice President

McCart, Mary Jane Senior Vice President	The Northern Trust Company	Senior Vice President

McDonald, James D. Senior Vice President	The Northern Trust Company	Senior Vice President

McEldowney, Douglas J. Senior Vice President	The Northern Trust Company	Senior Vice President

McGregor, Timothy T. Senior Vice President	The Northern Trust Company	Senior Vice President

Mecca, Melinda S. Senior Vice President	The Northern Trust Company	Senior Vice President

Meehan, Michael G. Vice President	The Northern Trust Company	Vice President

Mehta, Ashish R. Vice President	The Northern Trust Company	Vice President

Mehta, Manan Ghanshyam Vice President	The Northern Trust Company	Vice President

Melze, Laura J. Vice President	The Northern Trust Company	Vice President

Memon, Bilal K. Vice President	The Northern Trust Company	Vice President

Miller, Nathan D. Vice President	The Northern Trust Company	Vice President

Mirante, John P. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Mitchell, James L. Senior Vice President	The Northern Trust Company	Senior Vice President

Muench, Scott O. Senior Vice President	The Northern Trust Company	Senior Vice President

Murphy, Shaun D. Senior Vice President	The Northern Trust Company	Senior Vice President

Nass, Curtis A. Vice President	The Northern Trust Company	Vice President

Natale, Jr., Paul M. Vice President	The Northern Trust Company	Vice President

Nellans, Charles J. Vice President	The Northern Trust Company	Vice President

Nelson, Daniel J. Vice President	The Northern Trust Company	Vice President

Newman, Greg Vice President	The Northern Trust Company	Vice President

Nickey III, William M. Vice President	The Northern Trust Company	Vice President

Northfell, Catherine J. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Jacqueline A. Senior Vice President	The Northern Trust Company	Senior Vice President

O’Brien, Thomas E. Vice President	The Northern Trust Company	Vice President

O’Connor, Eileen M. Vice President	The Northern Trust Company	Vice President

O’Connor, Michael P. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

O’Rourke, Kevin P. Vice President	The Northern Trust Company	Vice President

Ortega, Leigh Ann Vice President	The Northern Trust Company	Vice President

O’Shaughnessy, Kevin J. Vice President	The Northern Trust Company	Vice President

Padilla, Francis R. G. Vice President	The Northern Trust Company	Vice President

Parrish, Jr., Oscar J. Vice President	The Northern Trust Company	Vice President

Pasquinelli, Jason D. Vice President	The Northern Trust Company	Vice President

Pedersen, Brad T. Vice President	The Northern Trust Company	Vice President

Peron, Matthew Senior Vice President	The Northern Trust Company	Senior Vice President

Personette, Daniel J. Vice President	The Northern Trust Company	Vice President

Peters, Michael J. Vice President	The Northern Trust Company	Vice President

Phillips, Daniel J. Vice President	The Northern Trust Company	Vice President

Pickert, Richard J. Vice President	The Northern Trust Company	Vice President

Pincus, Jonathan S. Senior Vice President	The Northern Trust Company	Senior Vice President

Pollak, Donald R. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Ponton, Mark S. Vice President	The Northern Trust Company	Vice President

Potter, Ofelia M. Senior Vice President	The Northern Trust Company	Senior Vice President

Potter, Stephen N. Chairman, President and Chief Executive Officer	The Northern Trust Company	Executive Vice President

Pounders, Ryan E. Vice President	The Northern Trust Company	Vice President

Pries, Katie D. Senior Vice President	The Northern Trust Company	Senior Vice President

Provanzana, Beth Marie Senior Vice President, Chief Financial Officer, Treasurer and Director	The Northern Trust Company The Northern Trust Company of Connecticut	Senior Vice President CFO, Senior Vice President and Treasurer

Provo, Brian Allen Vice President	The Northern Trust Company	Vice President

Quinn, Patrick D. Vice President	The Northern Trust Company	Vice President

Rakowski, Andrew F. Senior Vice President	The Northern Trust Company	Senior Vice President

Rakvin, Chad M. Senior Vice President	The Northern Trust Company	Senior Vice President

Ramstrom, Kerstin E. Vice President	The Northern Trust Company	Vice President

Reeder, Brent D. Senior Vice President	The Northern Trust Company	Senior Vice President

Rein, Randall Senior Vice President	The Northern Trust Company	Senior Vice President

Reller, Jacqueline R. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Renaud, Donna Lee Senior Vice President	The Northern Trust Company	Senior Vice President

Rivas, Marcos E. Vice President	The Northern Trust Company	Vice President

Robertson, Alan W. Director, Executive Vice President and Cashier	The Northern Trust Company The Northern Trust Company of Connecticut	Senior Vice President Director

Robertson, Colin A. Executive Vice President	The Northern Trust Company	Executive Vice President

Rocha, Heather Parkes Vice President	The Northern Trust Company	Vice President

Roncoroni, Jaime Lauren Vice President	The Northern Trust Company	Vice President

Rosenberg, Edward A. Senior Vice President	The Northern Trust Company	Senior Vice President

Ryer, Alexander D. Vice President	The Northern Trust Company	Vice President

Sampson, Jeffrey David Vice President	The Northern Trust Company	Vice President

Santiccioli, Steven J. Vice President	The Northern Trust Company	Vice President

Schneider, Tracy L. Vice President	The Northern Trust Company	Vice President

Schweitzer, Eric K. Senior Vice President	The Northern Trust Company	Senior Vice President

Sclafani, Guy J. Senior Vice President	The Northern Trust Company	Senior Vice President

Secontine, Timothy J. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Serfling, John L. Vice President	The Northern Trust Company	Vice President

Shane, Adam Marshall Vice President	The Northern Trust Company	Vice President

Shapley, Brian J. Senior Vice President	The Northern Trust Company	Senior Vice President

Shipley, Christopher D. Senior Vice President	The Northern Trust Company	Senior Vice President

Simoncek, Trista D. Senior Vice President	The Northern Trust Company	Senior Vice President

Sodergren, Mark C. Senior Vice President	The Northern Trust Company	Senior Vice President

Soorya, Sandeep N. Vice President	The Northern Trust Company	Vice President

Staff, Maggie R. Vice President	The Northern Trust Company	Vice President

Stewart, Allison Walpole Vice President	The Northern Trust Company	Vice President

Stoeber, Kurt S. Vice President	The Northern Trust Company	Vice President

Stolfi, James R. Senior Vice President	The Northern Trust Company	Senior Vice President

Sucharda, Craig W. Vice President	The Northern Trust Company	Vice President

Sullivan, Brendan E. Vice President	The Northern Trust Company	Vice President

Sullivan, Carol H. Senior Vice President	The Northern Trust Company	Senior Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Sullivan, Catherine M. Senior Vice President	The Northern Trust Company	Senior Vice President

Sundaram, Ramanthan Vice President	The Northern Trust Company	Vice President

Szostak II, Jon E. Senior Vice President	The Northern Trust Company	Senior Vice President

Szymanek, Frank D. Senior Vice President	The Northern Trust Company	Senior Vice President

Taylor, Cynthia Vice President	The Northern Trust Company	Vice President

Theobald, Susan F. Vice President	The Northern Trust Company	Vice President

Thomas, Shundrawn A. Senior Vice President and Director	The Northern Trust Company	Senior Vice President

Thomas, Wanda Williams Senior Vice President	The Northern Trust Company	Senior Vice President

Thompson, Jane W. Senior Vice President	The Northern Trust Company	Senior Vice President

Towle, Michael J. Vice President	The Northern Trust Company	Vice President

Trafford, Edward Vice President	The Northern Trust Company	Vice President

Unger, David J. Vice President	The Northern Trust Company	Vice President

Van Alstyne, Christopher W. Senior Vice President	The Northern Trust Company	Senior Vice President

Vanderpool, Robert Gerard Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Varchetto, Brett A. Vice President	The Northern Trust Company	Vice President

Vigsnes II, Richard Allan Senior Vice President	The Northern Trust Company	Senior Vice President

Volman, Joseph Vice President	The Northern Trust Company	Vice President

Wackerlin, Thomas W. Vice President	The Northern Trust Company	Vice President

Warland, Jeff M. Senior Vice President	The Northern Trust Company	Senior Vice President

Warner, Scott B. Vice President	The Northern Trust Company	Vice President

Waters, Courtney Vice President	The Northern Trust Company	Vice President

Weaver, Jacob C. Senior Vice President	The Northern Trust Company	Senior Vice President

Weeks, Susan Anne Vice President	The Northern Trust Company	Vice President

Wennlund, Lloyd A. Director and Executive Vice President	The Northern Trust Company Northern Trust Securities, Inc.	Executive Vice President

Wilczek, Diane M. Vice President	The Northern Trust Company	Vice President

Williams, Thomas C. Vice President	The Northern Trust Company	Vice President

Winters, Marie C. Vice President	The Northern Trust Company	Vice President

Witte, Carrie J. Vice President	The Northern Trust Company	Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company

Wright, Mary Kay Vice President	The Northern Trust Company	Vice President

Yi, Peter Vice President	The Northern Trust Company	Vice President

Zymali, Peter M. Vice President	The Northern Trust Company	Vice President

Item 32.	Principal Underwriters

(a)	Foreside Fund Services, LLC, (the “Distributor”), serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	Bridgeway Funds, Inc.
6.	Broadmark Funds
7.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
8.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
9.	Direxion Shares ETF Trust
10.	DundeeWealth Funds
11.	Exchange Traded Concepts Trust II
12.	FlexShares Trust
13.	Forum Funds
14.	Forum Funds II
15.	FQF Trust
16.	FSI Low Beta Absolute Return Fund
17.	Gottex Multi-Alternatives Fund - I
18.	Gottex Multi-Alternatives Fund - II
19.	Gottex Multi-Asset Endowment Fund - I
20.	Gottex Multi-Asset Endowment Fund - II
21.	Henderson Global Funds
22.	Ironwood Institutional Multi-Strategy Fund LLC
23.	Ironwood Multi-Strategy Fund LLC
24.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
25.	Manor Investment Funds

26.	Nomura Partners Funds, Inc.
27.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
28.	PMC Funds, Series of Trust for Professional Managers
29.	Precidian ETFs Trust
30.	Quaker Investment Trust
31.	RevenueSharesETF Trust
32.	Salient MF Trust
33.	Sound Shore Fund, Inc.
34.	The Roxbury Funds
35.	Turner Funds
36.	Wintergreen Fund, Inc.

(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The principal business address of the Distributor and each Officer and Manager listed below is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	President and Manager	None

Richard J. Berthy	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Secretary	None

Nanette K. Chern	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Assistant Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

  The Amended and Restated Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of JPMorgan Chase Bank, N.A., One Beacon Street, Boston, Massachusetts 02108. Records for Foreside Fund Services, LLC, the distributor, are located at Three Canal Plaza, Suite 100, Portland, Maine 04101. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago, Illinois 60603.

Item 34.	Management Services

  Not Applicable.

Item 35.	Undertakings

  Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 9th day of September, 2013.

FLEXSHARES TRUST

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

*Sarah N. Garvey	Trustee	September 9, 2013
Sarah N. Garvey

*Philip G. Hubbard Philip G. Hubbard	Trustee	September 9, 2013

*Eric T. McKissack Eric T. McKissack	Trustee	September 9, 2013

/s/ Shundrawn A. Thomas Shundrawn A. Thomas	Trustee and President (Principal Executive Officer)	September 9, 2013

/s/ Randal Rein	Treasurer	September 9, 2013
Randal Rein	(Principal Financial Officer and Principal Accounting Officer)

*By:	/s/ Diana E. McCarthy
Diana E. McCarthy

                                 Attorney-In-Fact, pursuant to power of attorney

EXHIBIT LIST

(a)(4)	Amended and Restated Schedule A to the Amended and Restated Agreement and Declaration of Trust as of September 9, 2013[9]